As filed with the Securities and Exchange Commission on December 18, 2000
                                                Securities Act File No. ________
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [ ]

                              PILGRIM MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                          ING Pilgrim Investments, Inc.
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)

                                 With copies to:

  Jeffrey S. Puretz                                 Steven R. Howard
       Dechert                          Paul, Weiss, Rifkind, Wharton & Garrison
1775 Eye Street, N.W.                          1285 Avenue of the Americas
Washington, DC 20006                              New York, NY 10019

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

    It is proposed that this filing will become effective on January 17, 2001 pursuant to Rule 488 under the Securities Act of 1933.

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

================================================================================

                               ING Focus Fund and
                            ING Large Cap Growth Fund
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 1-800-992-0180

                               __________ __, 2000

Dear Shareholder:

     Your Board of Trustees has called a Special Meeting of Shareholders of the ING Focus Fund and the ING Large Cap Growth Fund, as applicable, each scheduled to be held at _______ [a.m./p.m.], local time, on February ____, 2001 at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

     The Board of Trustees of ING Funds Trust, on behalf of the ING Focus Fund and the ING Large Cap Growth Fund (each a series of ING Funds Trust), has approved a reorganization of each of these Funds, both of which are managed by ING Mutual Funds Management Co. LLC, into the Pilgrim LargeCap Growth Fund, which is managed by ING Pilgrim Investments, Inc. and is part of the Pilgrim Funds (the "Reorganization"). If approved by shareholders, you would become a shareholder of the Pilgrim LargeCap Growth Fund on the date that the Reorganization occurs. The Pilgrim LargeCap Growth Fund has investment objectives and policies that are comparable in many respects to those of ING Focus Fund and ING Large Cap Growth Fund, and the Reorganization is expected to result in operating expenses that are lower for shareholders after fee waivers.

     You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the policies and expenses of each of the funds for your evaluation.

     After careful consideration, the Board of Trustees of ING Funds Trust unanimously approved this proposal and recommended shareholders vote "FOR" the proposal.

     A Proxy Statement/Prospectus that describes the reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN __________, 2001.

     The ING Large Cap Growth Fund may use Shareholder Communications Corporation, a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications Corporation reminding you to exercise your right to vote.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.


                                        Sincerely,


                                        Robert W. Stallings,
                                        President

                               ING Focus Fund and
                            ING Large Cap Growth Fund
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 1-800-992-0180

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                  ING FOCUS FUND AND ING LARGE CAP GROWTH FUND
                         SCHEDULED FOR FEBRUARY __, 2001


To the Shareholders:

     A Special Meeting of Shareholders of both the ING Focus Fund and the ING Large Cap Growth Fund ("Special Meeting") is scheduled for February ___, 2001 at _______ [a.m./p.m.], local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

     At the Special Meeting you will be asked to consider and approve the following:

     1.   ING Focus Fund only:

          To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of each Class of ING Focus Fund by Pilgrim LargeCap Growth Fund in exchange for shares in the corresponding Class of Pilgrim LargeCap Growth Fund and the subsequent liquidation of ING Focus Fund; and

     2.   ING Large Cap Growth Fund only:

          To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of each class of ING Large Cap Growth Fund by Pilgrim LargeCap Growth Fund in exchange for shares in the corresponding Class of Pilgrim LargeCap Growth Fund and the subsequent liquidation of ING Large Cap Growth Fund; and

     3. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

          Shareholders of record at the close of business on December __, 2000 are entitled to notice of, and to vote at, the meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.


                                    By Order of the Board of Trustees


                                    James M. Hennessy
                                    Secretary

December __, 2000

                                TABLE OF CONTENTS

INTRODUCTION..............................................................     1
SUMMARY...................................................................     3
    Comparison of Investment Objectives and Strategies....................     4
    Comparison of Portfolio Characteristics...............................     5
    Relative Performance..................................................     6
    Comparison of Investment Techniques and Risks of the Funds............     7
COMPARISON OF FEES AND EXPENSES...........................................     8
    Annual Fund Operating Expenses........................................     9
    General Information...................................................    12
    Special Rules for Class A Shares of ING Focus Fund and
      ING Large Cap Growth Fund ..........................................    13
ADDITIONAL INFORMATION ABOUT PILGRIM LARGECAP GROWTH FUND.................    13
    Investment Personnel..................................................    13
    Performance of Pilgrim LargeCap Growth Fund...........................    13
INFORMATION ABOUT THE REORGANIZATION......................................    15
ADDITIONAL INFORMATION ABOUT THE FUNDS....................................    18
GENERAL INFORMATION ABOUT THE PROXY STATEMENT.............................    19
    Solicitation of Proxies...............................................    19
    Voting Rights.........................................................    20
    Other Matters to Come Before the Special Meeting......................    20
    Shareholder Proposals.................................................    21
    Reports to Shareholders...............................................    21
APPENDIX A................................................................   A-1
APPENDIX B-1.............................................................. B-1-1
APPENDIX B-2.............................................................. B-2-1
APPENDIX C................................................................   C-1
APPENDIX D................................................................   D-1
APPENDIX E................................................................   E-1

                           PROXY STATEMENT/PROSPECTUS
                  SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR

                                FEBRUARY __, 2001

                                 ING FOCUS FUND
                          (a series of ING Funds Trust)

                            ING LARGE CAP GROWTH FUND
                          (a series of ING Funds Trust)

                       Relating to the Reorganization into

                          PILGRIM LARGECAP GROWTH FUND
                       (a series of Pilgrim Mutual Funds)

                           (COLLECTIVELY, THE "FUNDS")

                                  INTRODUCTION

     This Proxy Statement/Prospectus provides you with information about two proposed transactions. These transactions involve the transfer of all the assets and liabilities of ING Focus Fund and ING Large Cap Growth Fund (each a "Disappearing Fund" and collectively, the "Disappearing Funds") to Pilgrim LargeCap Growth Fund in exchange for shares of Pilgrim LargeCap Growth Fund (each a "Reorganization", and collectively, the "Reorganizations"). ING Focus Fund and ING Large Cap Growth Fund would each then distribute to its respective shareholders their portion of the shares of Pilgrim LargeCap Growth Fund it receives in the Reorganization. The result would be a liquidation of ING Focus Fund and ING Large Cap Growth Fund. You would receive shares of Pilgrim LargeCap Growth Fund having an aggregate value equal to the aggregate value of the shares you held of ING Focus Fund and/or ING Large Cap Growth Fund, as of the close of business on the business day of the closing of the Reorganization. You are being asked to vote on the Agreement and Plan of Reorganization through which these transactions would be accomplished.

     Because you, as shareholders of ING Focus Fund and/or ING Large Cap Growth Fund, are being asked to approve a transaction that will result in your holding of shares of Pilgrim LargeCap Growth Fund, this Proxy Statement also serves as a Prospectus for Pilgrim LargeCap Growth Fund.

     This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about Pilgrim LargeCap Growth Fund that you should know. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Pilgrim LargeCap Growth Fund, see the Prospectus (the "Pilgrim Prospectus") and the Statement of Additional Information ("SAI") for Pilgrim Funds each dated November 1, 2000, which are incorporated by reference and which may be obtained, without charge, by calling 1-800-992-0180. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Disappearing Funds, see the ING Trust's Prospectus (the "ING Prospectus") and the SAI, each dated November 6, 2000, and each of which are incorporated by reference herein and both may be obtained without charge by calling 1-800-992-0180. Each of the Funds also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report for Pilgrim LargeCap Growth Fund dated June 30, 2000 is incorporated herein by reference. You may receive a copy of the most recent annual report and semi-annual report, without charge, by calling 1-800-992-0180.

     You can copy and review information about each Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Pilgrim Prospectus, the ING Prospectus, and the Agreement and Plan of Reorganization, which is attached hereto as Appendix B.

     THE PROPOSED REORGANIZATION. On November 16, 2000, the Board of Trustees of ING Funds Trust, on behalf of ING Focus Fund and ING Large Cap Growth Fund, approved an Agreement and Plan of Reorganization with respect to each Disappearing Fund (each, a "Reorganization Agreement"). Subject to shareholder approval, each Reorganization Agreement provides for:

     * the transfer of all of the assets of the Disappearing Fund to Pilgrim LargeCap Growth Fund, in exchange for shares of Pilgrim LargeCap Growth Fund;

     * the assumption by Pilgrim LargeCap Growth Fund of all of the liabilities of the Disappearing Fund;

     * the distribution of Pilgrim LargeCap Growth Fund shares to the shareholders of the Disappearing Fund; and

     *    the complete liquidation of the Disappearing Fund.

     The Reorganization is expected to be effective upon the opening of business on February __, 2001, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of the following Class of shares of each Disappearing Fund, would become a shareholder of the following Class of shares of Pilgrim LargeCap Growth Fund.

           DISAPPEARING FUND            Pilgrim LargeCap Growth Fund
           -----------------            ----------------------------
                Class A                            Class A
                Class B                            Class B
                Class C                            Class C
                Class I                            Class Q

Each shareholder would hold, immediately after the Closing, shares of each Class of Pilgrim LargeCap Growth Fund having an aggregate value equal to the aggregate value of the shares of the corresponding Class of ING Focus Fund or ING Large Cap Growth Fund held by that shareholder as of the close of business on the business day of the Closing.

     The Reorganization is one of many reorganizations that are proposed among various ING Funds and various Pilgrim Funds. These reorganizations are occurring in connection with the integration of the ING Funds and Pilgrim Funds, as part of which the distributor, administrator, and other service providers of the ING Funds have been changed to those of the Pilgrim Funds. In September 2000, ING Groep N.V., the indirect parent company of ING Mutual Funds Management Co. LLC ("IMFC"), the investment adviser to the ING Funds, acquired ReliaStar Financial Corp., the indirect parent company of ING Pilgrim Investments, Inc. ("ING Pilgrim Investments"), the investment adviser to the Pilgrim Funds. Management of the ING Funds and the Pilgrim Funds have proposed the consolidation of a number of the ING Funds and Pilgrim Funds that they believe have similar or compatible investment policies. The proposed reorganizations are designed to reduce the substantial overlap in funds offered by both the ING Funds and Pilgrim Funds, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. IMFC and ING Pilgrim Investments also believe that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions. The integration of the ING Funds and the Pilgrim Funds is expected to provide further benefits to shareholders of the ING Funds because shareholders will have the ability to exchange into Pilgrim Funds that offer the same Class of shares. For information about a Pilgrim Fund, call the Pilgrim Funds at 1-800-992-0180 to request a prospectus. You should read a fund's prospectus before investing in the fund.

     In considering whether to approve the Reorganization, you should note that:

     * The Funds have investment objectives and policies that are comparable in many respects;

     * Pilgrim LargeCap Growth Fund normally invests in some equity securities of the largest U.S. companies (i.e. companies with market capitalizations in the top 90% of the S&P 500 Stock Price Index). ING Focus Fund invests in large, mid-size and small companies; and ING Large Cap Growth Fund invests in large companies (i.e., companies with market capitalizations in excess of $1 billion);

     * Before giving effect to expense subsidies by management, expenses of the Pilgrim LargeCap Growth Fund are less than those of the ING Focus Fund and the ING Large Cap Growth Fund; and

     * The proposed Reorganization is expected to result in a reduction in total operating expenses for shareholders of the Disappearing Funds, before giving effect to the operation of the expense limitation contract of the ING Large Cap Growth Fund, and even after giving effect to the operation of the expense limitation contract of the ING Focus Fund. For example, the operating expenses, expressed as a percentage of net asset value per share for Class A shares, are as follows:

     * Expenses of ING Focus Fund and ING Large Cap Growth Fund - before expense reimbursement by management (based on the year ended June 30, 2000)(1): 1.92% and 1.65%, respectively.

     * Expenses of ING Focus Fund and ING Large Cap Growth Fund - after expense reimbursement by management (based on the year ended June 30, 2000)(1)(2): 1.40% and 1.29%, respectively.

     * Expenses of Pilgrim LargeCap Growth Fund (based on the year ended June 30, 2000): 1.36%

     * Expenses of Pilgrim LargeCap Growth Fund after the reorganization (PRO FORMA): 1.30%

     * The Funds have affiliated management. ING Pilgrim Investments, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is the investment manager to Pilgrim LargeCap Growth Fund. IMFC, also located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is the investment manager to the Disappearing Funds. Both are affiliated subsidiaries of the same holding company, ING Groep N.V. Different investment personnel, however, manage the Funds. After the Reorganization, ING Pilgrim Investments would continue to manage Pilgrim LargeCap Growth Fund, which would include the assets from the Disappearing Funds.

     Approval of a Reorganization Agreement, with respect to ING Focus Fund and ING Large Cap Growth Fund, requires the vote of a majority of the shares present in person or by proxy of that Fund.

----------
(1) Based upon expenses incurred by the Disappearing Funds for the 12-month period ended June 30, 2000, adjusted for current expenses of contracts and 12b-1 plans which were in effect on November 6, 2000.
(2) The current expense limitation contract will remain in effect until February 28, 2001. There is no assurance that the expense limitation will be continued after that date.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF ING FUNDS TRUST, ON BEHALF OF THE DISAPPEARING FUNDS, UNANIMOUSLY APPROVED EACH PROPOSED REORGANIZATION. THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE "FOR" EACH PROPOSED REORGANIZATION.

           COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

                    ING FOCUS FUND                        ING LARGE CAP GROWTH FUND         PILGRIM LARGECAP GROWTH FUND
                    --------------                        -------------------------         ----------------------------
INVESTMENT    Seeks long-term capital                Seeks long-term capital                Seeks long-term capital
OBJECTIVE     appreciation.                          appreciation.                          appreciation

INVESTMENT    *  Under normal market conditions,     *  Under normal market conditions,     *  Normally invests at least 65% of
STRATEGIES       invests in a portfolio of 20 to        invests at least 65% of its            its net assets in equity
                 40 equity securities of large,         total assets in equity                 securities of large U.S.
                 medium and small U.S. companies.       securities of U.S. companies           companies that the portfolio
                                                        with a market capitalization in        managers feel have above-average
              *  Invests in growth companies that       excess of $1 billion (at the           prospects for growth. The equity
                 are positioned to benefit from         time of acquisition).                  securities in which the Fund may
                 capitalizing on significant                                                   invest include common and
                 industry, regulatory,               *  The Sub-Adviser employs a highly       preferred stocks, warrants and
                 technological and ownership            disciplined, four-step                 convertible securities. The Fund
                 changes.                               investment process that seeks to       considers a company to be large
                                                        identify unrecognized growth and       if its market capitalization
              *  Investment selections focus on         value in large capitalization          corresponds at the time of
                 entrepreneurial management teams       stocks.                                purchase to the upper 90% of the
                 who focus on industries expected                                              S&P 500 Index, which as of
                 to drive change in other            *  First, the universe of companies       October 19, 2000, meant market
                 industries (for example,               is screened using models               capitalizations in the range of
                 technology and financial               developed by the Sub-Adviser to        $10 billion to $571 billion.
                 services).                             create a list of possible
                                                        investments.                        *  The portfolio managers emphasize
              *  Investments may include equity                                                a growth approach by searching
                 securities that the investment      *  Second, the Sub-Adviser                for companies that they believe
                 adviser believes have growth           researches the companies               are managing change
                 potential because they represent       identified by the screening            advantageously and may be poised
                 an attractive value.                   models. This research includes a       to exceed growth expectations.
                                                        review of company management and       The portfolio managers focus on
              *  Normally operates as a                 other factors that are more            a "bottom up" analysis that
                 non-diversified fund.                  subjective and require the             evaluates the financial
                                                        extensive practical experience         condition and competitiveness of
              *  The Sub-Adviser's investment           of the portfolio managers.             individual companies and a "top
                 strategy incorporates several          investments against a defined          down" thematic approach and a
                 elements to identify companies         peer group.                            sell discipline. The portfolio
                 that offer growth at a                                                        managers seek to identify themes
                 reasonable price.                   *  Third, the Sub-Adviser evaluates       that reflect the major, social,
                                                        the return, valuation and risk         economic and technological
              *  First, the Sub-Adviser performs        of the remaining potential             trends that they believe are
                 fundamental economic and               investments against a defined          likely to shape the future of
                 business research to identify          peer group.                            business and commerce over the
                 investment themes expected to                                                 next three to five years, and
                 improve returns on capital and      *  Fourth, in-house traders use           seek to provide a framework for
                 drive earnings growth within           specially developed computer           identifying the industries and
                 industries.                            programs to efficiently purchase       companies they believe may
                                                        targeted securities.                   benefit most. This "top down"
              *  Second, the Sub-Adviser next                                                  approach is combined with
                 analyzes individual companies                                                 rigorous fundamental research (a
                 to identify favorable business                                                "bottom up" approach) to guide
                 characteristics, including                                                    stock selection and portfolio
                 structure and trends, financial                                               structure.
                 performance, both historical and
                 projected, and valuations in both
                 absolute and relative terms.

              *  Third, the Sub-Adviser continues
                 to monitor previously identified
                 companies to track changes in
                 critical variables as well as
                 price fluctuations.

              *  Fourth, the Sub-Adviser sets
                 specific limits on individual
                 holdings and sector
                 concentrations.

INVESTMENT    ING Mutual Funds Management Co. LLC    ING Mutual Funds Management Co. LLC       ING Pilgrim Investments, Inc.
ADVISOR

SUB-ADVISER   Furman Selz Capital Management, LLC    Baring Asset Management, Inc.             N/A

PORTFOLIO     Adrian Jones and Michael Kass          William H. Thomas and a nine member       Mary Lisanti and Thomas J.
MANAGERS                                             team                                      Sullivan

     As you can see from the chart above, the investment objectives and strategies of the Funds are compatable.

COMPARISON OF PORTFOLIO CHARACTERISTICS

     The following table compares certain characteristics of the portfolios of the Funds as of June 30, 2000:

                                 ING FOCUS FUND                 ING LARGE CAP GROWTH FUND           PILGRIM LARGECAP GROWTH FUND
                                 --------------                 -------------------------           ----------------------------
Net Assets                       $66,416,848                    $93,874,022                         $697,037,752

Number of Holdings                        40                             60                                   31
Portfolio Turnover Rate(1)                49%                            65%                                 139%
Average market capitalization
 (dollar weighted)              $2.9 billion                    $3.8 billion                        $6.4 billion

As a percentage of net assets:
  Equity Securities                    92.30%                          97.94%                              99.28%
  Holdings in companies with
    market capitalization over
    $10 billion                        71.44%                          90.22%                              74.77%
  Holdings in companies with
    market capitalization
    between $5 and $10
    billion                            10.93%                           3.99%                              19.03%
  Holdings in companies with
    market capitalization
    under $5 billion                    9.93%                           3.73%                               5.48%
  Foreign Securities                    3.60%                           0.00%                               6.80%
  Convertible Securities                0.00%                           0.00%                               0.00%
  Preferred Securities                  0.00%                           0.00%                               0.00%
  Short-Term Debt Investments           8.91%                           2.16%                               2.22%

Top 5 industries
(as a % of net assets)
                                 Medical-Hospitals - 7.20%      Electronic Components-              Computers - 16.39%
                                 Telecommunication                Semiconductors - 12.60%           Fiber Optics - 12.09%
                                   Equipment - 7.20%            Medical-Drugs - 10.40%              Media - 10.73%
                                 Medical Products - 5.40%       Networking Products - 6.60%         Semiconductors - 10.43%
                                 Multimedia - 5.00%             Applications Software - 5.90%       Telecommunication
                                 Internet Software - 4.40%      Diversified Manufacturing - 5.40%     Equipment - 6.80%

Top 10 holdings
(as a % of net assets)
                                 ADC Telecommunications,        Cisco Systems, Inc. - 6.57%         Corning, Inc. - 4.23%
                                   Inc. - 4.81%                 Intel Corp. - 5.77%                 Intel Corp. - 4.21%
                                 Viacom, Inc. - 3.46%           General Electric Co. - 5.35%        MGM Grand, Inc. - 4.18%
                                 PepsiCo, Inc. - 3.28%          Microsoft Corp. - 5.13%             Ciena Corp. - 4.04%
                                 AT & T Corp. - 3.26%           Pfizer, Inc. - 5.03%                JDS Uniphase Corp. - 3.82%
                                 Baxter International,          Eli Lilly & Co. - 3.45%             Nortel Networks Corp. - 3.78%
                                   Inc. - 3.24%                 American Express Co. - 2.83%        Oracle Corp. - 3.71%
                                 Verio, Inc. - 3.21%            Morgan Stanley Dean Witter
                                 American Int'l Group,            & Co. - 2.45%                     Wal-Mart Stores, Inc. - 3.66%
                                   Inc. - 3.20%                 EMC Corp. - 2.33%                   Sun Microsystems - 3.58%
                                 HCA -  2.86%                   Johnson & Johnson - 2.27%           Applied Materials, Inc. - 3.55%
                                 The Chubb Corp. - 2.82%
                                 Siebel Systems, Inc. - 2.81%

----------
(1) For the year ended June 30, 2000.

RELATIVE PERFORMANCE

     The following table shows, for the periods shown, the average annual total return for: (a) Class A shares of ING Focus Fund; (b) Class A shares of ING Large Cap Growth Fund; (c) Class A shares of Pilgrim LargeCap Growth Fund; (d) the Russell 1000 Growth Index ("Russell Index") and (e) the Standard & Poor's 500 Stock Price Index ("S&P 500 Index"). Performance of the Funds in the table does not reflect the deduction of sales loads, and would be lower if it did. The Russell Index has an inherent performance advantage over the Funds since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Each Fund's past performance is not an indication of its future performance.

   CALENDAR        ING          ING               PILGRIM       RUSSELL 1000
 YEAR ENDED/     FOCUS        LARGE CAP       LARGECAP GROWTH      GROWTH      S&P 500
   PERIOD        FUND(1)    GROWTH FUND(2)       FUND(3)(4)       INDEX(5)     INDEX(6)
   ------        -------    --------------       ----------       --------     --------
12/31/99          28.58%        23.03%              96.41%         33.16%        21.04%
1/1/00-9/30/00     5.13%         0.00%               5.35%          1.50%        -1.39%

----------
(1)  The ING Focus Fund commenced operations on December 15, 1998.
(2)  The ING Large Cap Growth Fund commenced operations on December 15, 1998.
(3) Pilgrim LargeCap Growth Fund commenced operations on July 21, 1997. ING Pilgrim Investments has been the Pilgrim LargeCap Growth Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, another firm served as the investment sub-adviser. For more information about the performance of Pilgrim LargeCap Growth Fund, see "Additional Information about Pilgrim LargeCap Growth Fund."
(4) Prior to November 2, 2000, the Pilgrim LargeCap Growth Fund's portfolio manager employed different stock selection criteria emphasizing a "bottom-up" analysis of companies combined with a "top-down" thematic approach.
(5) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.
(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

COMPARISON OF INVESTMENT TECHNIQUES AND RISKS OF THE FUNDS

     Because the Funds have investment objectives and policies that are compatable in several respects, many of the risks of investing in Pilgrim LargeCap Growth Fund are similar to the risks of investing in ING Focus Fund or ING Large Cap Growth Fund. A principal risk of an investment in each Fund is that you may lose money on your investment. Each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment policies, portfolio management, and other factors affect the volatility of each Fund's shares.

     EQUITY SECURITIES. The Funds are subject to risks associated with investing primarily in equity securities, including market risks, issuer risks including credit risks, price volatility risks and market trends risks. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Credit risk is the risk that an issuer may not be able to meet its financial obligations when due, including payments on outstanding debt. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Each Fund may invest, to some degree, in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

     LACK OF DIVERSIFICATION. ING Focus Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, which means that, compared with other funds, it may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified company.

     CHANGE IN PORTFOLIO MANAGER. The Pilgrim LargeCap Growth Fund recently underwent a change in portfolio management. Since October 1, 2000, ING Pilgrim Investments has managed the Pilgrim LargeCap Growth Fund directly; prior to that date, another investment adviser served as sub-adviser to the Fund. The current portfolio managers were not managing the Fund at the time of the performance information presented in this Proxy Statement/Prospectus. Shareholders bear the risk that the new portfolio managers will not be able to sustain the Fund's historical relative performance.

     With the assumption of portfolio management duties by ING Pilgrim Investments, portfolio turnover may be higher than usual in connection with the potential restructuring of the holdings of Pilgrim LargeCap Growth Fund to reflect the management style of ING Pilgrim Investments. Such potential restructuring may result in transactional costs to the Fund and may result in accelerated capital gain distributions as a result of the turnover.

     PORTFOLIO TURNOVER. Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

     LENDING PORTFOLIO SECURITIES. In order to generate additional income, Pilgrim LargeCap Growth Fund may lend up to 33-1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. In addition, while not a primary investment strategy, the Disappearing Funds are permitted to lend up to 33 1/3% of total Fund assets. The Pilgrim LargeCap Growth Fund may lend securities only to financial institutions such as banks, broker-dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

     TEMPORARY DEFENSIVE STRATEGIES. For each Fund, when the adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

                         COMPARISON OF FEES AND EXPENSES

     The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of Pilgrim LargeCap Growth Fund, see "Additional Information Regarding Pilgrim LargeCap Growth Fund."

     TOTAL OPERATING EXPENSES. The operating expenses of Pilgrim LargeCap Growth Fund, expressed as a ratio of expenses to average daily net assets ("expense ratio"), are lower than those of ING Focus Fund, even after giving effect to the expense limitation contract for ING Focus Fund described below. For the 12 month period ending June 30, 2000, the net expenses for Class A, Class B, and Class C shares of Pilgrim LargeCap Growth Fund are 0.04%, 0.04%, and 0.04%, respectively, lower than those of the corresponding classes of ING Focus Fund. Without the expense limitation contracts, the differences would have been greater.

     The operating expenses of Pilgrim LargeCap Growth Fund, expressed as a ratio of expenses to average daily net assets ("expense ratio"), are lower than those of ING Large Cap Growth Fund, before giving effect to the expense limitation contract for ING Large Cap Growth Fund described below. After giving effect to the expense limitation contract, the net expenses for Class A, Class B, Class C, and Class I shares of ING Large Cap Growth Fund for the 12 month period ending June 30, 2000 were 0.07%, 0.07%, 0.07% and 0.52%, respectively, lower than those of the corresponding Classes of shares of Pilgrim LargeCap Growth Fund. Without the expense limitation contract, the total operating expenses for Class A, Class B, Class C, and Class I of the ING Large Cap Growth Fund would have been 0.29%, 0.29%, 0.29% and 0.04%, respectively, higher than those of the corresponding Classes of shares of Pilgrim LargeCap Growth Fund.

     MANAGEMENT FEE. ING Focus Fund has an annual management fee equal to 1.00% of the Fund's average daily net assets. ING Large Cap Growth Fund has an annual management fee equal to 0.75% of the Fund's average daily net assets. Pilgrim LargeCap Growth Fund has an annual management fee equal to 0.75% of the Fund's average daily net assets. In addition, Pilgrim LargeCap Growth Fund's management fee is subject to the following breakpoint fee structure:

     Assets to Which Fee Applies                     Management Fee
     ---------------------------                     --------------
         First $500 million                              0.75%
          Next $500 million                             0.675%
       Assets over $1 billion                            0.65%

     DISTRIBUTION FEES. The distribution (12b-1) and shareholder servicing fees for Class A, Class B and Class C shares of ING Focus Fund and ING Large Cap Growth Fund, in the aggregate, are the same as those of the corresponding Class of Pilgrim LargeCap Growth Fund.

     EXPENSE LIMITATION ARRANGEMENTS. ING Pilgrim Investments has entered into an expense limitation contract with respect to Pilgrim LargeCap Growth Fund, pursuant to which ING Pilgrim Investments has agreed to waive or limit its fees and to assume other expenses through at least October 31, 2001 so that total annual ordinary operating expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the Fund's trustees who are not "interested persons" of ING Pilgrim Investments) do not exceed 1.60%, 2.25%, 2.25% and 1.25% for Class A, Class B, Class C and Class Q shares, respectively, subject to possible recoupment within three years. There can be no assurances that the expense limitation contract will remain in effect after October 31, 2001. Although ING Pilgrim Investments has implemented an expense limitation contract for the Pilgrim LargeCap Growth Fund, the Fund's actual expenses are lower than the expense limitations contained in the contract.

     Expense limitation contracts are in place for the ING Focus Fund and ING Large Cap Growth Fund. Under the terms of each expense limitation contract, IMFC has agreed to limit the expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses. The current expense limitation contract for each Disappearing Fund provides that it will remain in effect until February 28, 2001. There can be no assurances that the expense limitation contract will be continued after that date. The expense limitations for Class A, Class B and Class C shares of ING Focus Fund are 1.40%, 2.05% and 2.05%, respectively. The expense limitations for Class A, Class B, Class C and Class I shares of ING Large Cap Growth Fund are 1.29%, 1.94%, 1.94% and 0.74%, respectively.

     EXPENSE TABLE. The current expenses of each of the Funds and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. Expenses for the Funds are annualized based upon the operating expenses incurred by Classes A, B, C, I and Q shares for the 12 month period ended June 30, 2000. PRO FORMA fees show estimated fees of Pilgrim LargeCap Growth Fund after giving effect to the proposed Reorganization as adjusted to reflect changes in contractual charges. Pro forma numbers are estimated in good faith and are hypothetical.

ANNUAL FUND OPERATING EXPENSES (UNAUDITED)
(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets) (1)

                                                DISTRIBUTION
                                                 (12b-1) AND
                                                 SHAREHOLDER               TOTAL FUND
                                  MANAGEMENT      SERVICING      OTHER     OPERATING     FEE WAIVER     NET FUND
                                     FEES          FEES(2)      EXPENSES    EXPENSES    BY ADVISER(3)   EXPENSES
                                     ----          -------      --------    --------    -------------   --------
CLASS A
  ING Focus Fund                     1.00%         0.35%(4)      0.57%       1.92%         -0.52%         1.40%
  ING Large Cap Growth Fund          0.75%         0.35%(4)      0.55%       1.65%         -0.36%         1.29%
  Pilgrim LargeCap Growth Fund       0.75%         0.35%         0.26%       1.36%            --          1.36%
  Surviving Fund after
    Reorganizations (PRO FORMA)      0.75%         0.35%         0.20%       1.30%            --          1.30%

CLASS B
  ING Focus Fund                     1.00%         1.00%         0.57%       2.57%         -0.52%         2.05%
  ING Large Cap Growth Fund          0.75%         1.00%         0.55%       2.30%         -0.36%         1.94%
  Pilgrim LargeCap Growth Fund       0.75%         1.00%         0.26%       2.01%            --          2.01%
  Surviving Fund after
    Reorganizations (PRO FORMA)      0.75%         1.00%         0.20%       1.95%            --          1.95%

CLASS C
  ING Focus Fund                     1.00%         1.00%         0.57%       2.57%         -0.52%         2.05%
  ING Large Cap Growth Fund          0.75%         1.00%         0.55%       2.30%         -0.36%         1.94%
  Pilgrim LargeCap Growth Fund       0.75%         1.00%         0.26%       2.01%            --          2.01%
  Surviving Fund after
    Reorganizations (PRO FORMA)      0.75%         1.00%         0.20%       1.95%            --          1.95%

CLASS I (ING)/CLASS Q (PILGRIM)
   ING Large Cap Growth Fund         0.75%         0.00%         0.55%       1.30%         -0.56%         0.74%
  Pilgrim LargeCap Growth Fund       0.75%         0.25%         0.26%       1.26%            --          1.26%
  Surviving Fund after
    Reorganizations (PRO FORMA)      0.75%         0.25%         0.20%       1.20%            --          1.20%

----------
(1) The fiscal year end for Pilgrim LargeCap Growth Fund is June 30. The fiscal year end for ING Focus Fund and ING Large Cap Growth Fund is October 31. Expenses of the Pilgrim LargeCap Growth Fund are based upon expenses incurred by the Fund for the 12 month period ended June 30, 2000. The expenses of the Disappearing Funds are based upon the expenses incurred by the Funds for the 12 month period ended June 30, 2000, as adjusted for current expenses of contracts and 12b-1 plans which were in effect on November 6, 2000. PRO FORMA expenses are adjusted for anticipated contractual changes.

(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(3) ING Pilgrim Investments has entered into an expense limitation agreement that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for Pilgrim LargeCap Growth Fund to 1.60%, 2.25%, 2.25% and 1.25% for Class A, Class B, Class C and Class Q shares, respectively, subject to possible later recoupment. ING Pilgrim Investments has agreed that the expense limitations shown in the table will apply to Pilgrim LargeCap Growth Fund until at least October 31, 2001. There can be no assurances that the expense limitation contract will remain in effect after that date.

     IMFC has entered into an expense limitation contract that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for ING Focus Fund to annual rates of 1.40%, 2.05% and 2.05% for Class A, Class B and Class C shares, respectively. IMFC has also entered into an expense limitation contract that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for ING Large Cap Growth Fund to 1.29%, 1.94%,1.94% and 0.74% for Class A, Class B, Class C and Class I shares, respectively. IMFC has agreed that the expense limitations shown in the table will apply to the Disappearing Funds until at least February 28, 2001. There can be no assurance that the expense limitation contract will remain in effect after that date.

(4) Prior to November 6, 2000, the Class A distribution fee was 0.50% and the shareholder servicing fee was 0.25% of net assets.

     Following the Reorganization and in the ordinary course of business as a mutual fund, certain holdings of ING Focus Fund and ING Large Cap Growth Fund that are transferred to Pilgrim LargeCap Growth Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Pilgrim LargeCap Growth Fund, and the realization of taxable gains or losses for Pilgrim LargeCap Growth Fund.

     EXAMPLES. The examples are intended to help you compare the cost of investing in the each of the Funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                  ING FOCUS FUND                ING LARGE CAP GROWTH FUND
                      CLASS                               CLASS
            --------------------------      ------------------------------------
               A         B        C            A         B         C         I
            ------    ------    ------      ------    ------    ------    ------
1 year      $  759    $  760    $  360      $  733    $  733    $  333    $  132
3 years      1,143     1,099       799       1,065     1,018       718       412
5 years      1,552     1,565     1,365       1,420     1,430     1,230       713
10 years     2,689    *2,747     2,905       2,417    *2,473     2,636     1,568

                                                           PRO FORMA:
               PILGRIM LARGECAP GROWTH FUND          THE FUNDS COMBINED**
                            CLASS                            CLASS
            -------------------------------   --------------------------------
               A       B        C        Q      A         B         C      Q
            ------   ------   ------   ----   ------    ------    ------  ----
1 year      $  706   $  704   $  304  $  128  $  700    $  698    $  298 $  122
3 years        981      930      630     400     963       912       612    381
5 years      1,277    1,283    1,083     692   1,247     1,252     1,052    660
10 years     2,116   *2,170    2,338   1,523   2,053    *2,107     2,275  1,455

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the following the date of purchase.
**   Estimated.

     You would pay the following expenses if you did not redeem your shares:

                  ING FOCUS FUND                ING LARGE CAP GROWTH FUND
                      CLASS                               CLASS
            --------------------------      ------------------------------------
               A         B        C            A         B         C         I
            ------    ------    ------      ------    ------    ------    ------
1 year      $  759    $  260    $  260      $  733    $   233   $  233    $  132
3 years      1,143       799       799       1,065        718      718       412
5 years      1,552     1,365     1,365       1,420      1,230    1,230       713
10 years     2,689    *2,747     2,905       2,417     *2,473    2,636     1,568

                                                          PRO FORMA:
              PILGRIM LARGECAP GROWTH FUND          THE FUNDS COMBINED**
                           CLASS                            CLASS
            --------------------------------   -------------------------------
               A       B       C        Q        A        B         C      Q
            ------   ------  ------   ----     ------   ------    ------  ----
1 year      $  706   $  204  $  204  $  128    $  700   $  198    $  198 $  122
3 years        981      630     630     400       963      612       612    381
5 years      1,277    1,083   1,083     692     1,247    1,052     1,052    660
10 years     2,116   *2,170   2,338   1,523     2,053   *2,107     2,275  1,455

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.

** Estimated.

GENERAL INFORMATION

     All shares of Pilgrim LargeCap Growth Fund issued to a shareholder in connection with the Reorganization will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of ING Focus Fund and ING Large Cap Growth Fund held by that shareholder immediately prior to the Reorganization.

     In addition, the period that the shareholder held shares of ING Focus Fund and ING Large Cap Growth Fund will be included in the holding period of Pilgrim LargeCap Growth Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of Pilgrim LargeCap Growth Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the Class B shares of ING Focus Fund and ING Large Cap Growth Fund were purchased by the shareholder. Pilgrim LargeCap Growth Fund, ING Focus Fund and ING Large Cap Growth Fund are each subject to the sales load structure described in the table below.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                                        CLASS Q/
                                       CLASS A     CLASS B    CLASS C    CLASS I
                                       -------     -------    -------    -------
Maximum sales charge (load) imposed
  on purchases (as a percentage of
  offering price)                      5.75%(1)      None       None       None

Maximum deferred sales charge (load)
  (as a percentage of the lower of
  original purchase price or
  redemption proceeds)                  None(2)      5.00%(3)   1.00%(4)   None

----------
(1) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in Appendix C.
(2) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A Shares:
     Initial Sales Charge Alternative" in Appendix C.
(3) Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in Appendix C and "Shareholders Guide -- Sales Charge Calculation" in the Pilgrim Prospectus.
(4)  Imposed upon redemptions within 1 year from purchase.

     Pilgrim LargeCap Growth Fund, ING Focus Fund and ING Large Cap Growth Fund each does not have any redemption fees, exchange fees or sales charges on reinvested dividends.

SPECIAL RULES FOR CLASS A SHARES OF ING FOCUS FUND AND ING LARGE CAP GROWTH FUND

     Prior to November 6, 2000, the contingent deferred sales charge on purchases of Class A shares of ING Focus Fund and ING Large Cap Growth Fund in excess of $1 million was different than the contingent deferred sales charge on similar purchases of Pilgrim LargeCap Growth Fund. Shareholders of ING Focus Fund and ING Large Cap Growth Fund that purchased Class A shares subject to a contingent deferred sales charge prior to November 6, 2000 will continue to be subject to the contingent deferred sales charge in place when those shares were purchased. The contingent deferred sales charge on such purchases before and after November 6, 2000 were as follows:

                                                            Time Period During
                                          CDSC              Which CDSC Applies
                                  --------------------    ----------------------
                                  11/06/00     Before     11/06/00      Before
                                  and After   11/06/00    and After    11/06/00
                                  ---------   --------    ---------    --------
CDSC on Purchases of:
  $1,000,000 to $2,499,999          1.00%       1.00%     24 Months    12 Months
  $2,500,000 to $4,999,999          0.50%       1.00%     12 Months    12 Months
  $5,000,000 and over               0.25%       1.00%     12 Months    12 Months

           ADDITIONAL INFORMATION ABOUT PILGRIM LARGECAP GROWTH FUND

INVESTMENT PERSONNEL

     Mary Lisanti and Thomas J. Sullivan share the day-to-day responsibility for management of the Pilgrim LargeCap Growth Fund. Ms. Lisanti, Executive Vice President and Chief Investment Officer - Domestic Equities of ING Pilgrim Investments, has served as Senior Portfolio Manager of the LargeCap Growth Fund since October 1, 2000. Prior to joining ING Pilgrim Investments in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer - Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim Investments. Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

     Thomas J. Sullivan, Vice President of ING Pilgrim Investments, has served as a Portfolio Manager of LargeCap Growth Fund since October 1, 2000. Prior to joining ING Pilgrim Investments in September 2000, Mr. Sullivan was a Partner and Equity Trader for First NY Securities, LLC. From April 1994 to March 2000, Mr. Sullivan was Vice President and portfolio manager at Nicholas-Applegate Capital Management.

PERFORMANCE OF PILGRIM LARGECAP GROWTH FUND

     The bar chart and table that follow provide an indication of the risks of investing in Pilgrim LargeCap Growth Fund by showing (on a calendar year basis) changes in Pilgrim LargeCap Growth Fund's annual total return from year to year and by showing (on a calendar year basis) how Pilgrim LargeCap Growth Fund's average annual returns for one year and since inception compare to those of the Russell Index and the S&P 500. The information in the bar chart is based on the performance of the Class A shares of Pilgrim LargeCap Growth Fund although the bar chart does not reflect the deduction of the sales load on Class A shares. If the bar chart included the sales load, returns would be less than those shown. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. All indices are unmanaged.

     Investors should note that prior to October 1, 2000, another firm served as the sub-adviser to Pilgrim LargeCap Growth Fund and the performance and investment strategies were indicative of another firm's style of management. The Fund is now managed by Mary Lisanti and Thomas J. Sullivan, who share the day-to-day responsibility for management of the Fund. Prior to November 2, 2000, the Pilgrim LargeCap Growth Fund's portfolio manager employed different stock selection criteria emphasizing a "bottom-up" analysis of companies combined with a "top-down" thematic approach.

                       CALENDAR YEAR-BY-YEAR RETURNS %(1)

     1990   1991   1992   1993   1994   1995   1996   1997   1998   1999(2)
     ----   ----   ----   ----   ----   ----   ----   ----   ----   -------
                                                            59.45%   96.41%

----------
(1) During the period shown in the chart, the Fund's best quarterly performance was 45.04% for the quarter ended December 31, 1999, and the Fund's worst quarterly performance was 8.50% for the quarter ended September 30, 1998. The Fund's year-to-date return as of September 30, 2000 was 5.35%.
(2) Returns in 1999 were primarily achieved during unusually favorable conditions in the market, particularly for information technology companies. (See "Comparison of Investment Techniques and Risks of the Funds" above.) You should not expect that such favorable returns can consistently be achieved.

     The table below shows what the average annual total returns of Pilgrim LargeCap Growth Fund would equal if you averaged out actual performance over various lengths of time, compared to the Russell Index. The Russell Index has an inherent performance advantage over Pilgrim LargeCap Growth Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Pilgrim LargeCap Growth Fund's performance reflected in the table assumes the deduction of the maximum sales charge in all cases.

AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999

                                                                      SINCE
                                                     1 Year        INCEPTION(1)
                                                     ------        ------------
   Pilgrim LargeCap Growth Fund - Class A(2)         85.11%           60.23%
   Pilgrim LargeCap Growth Fund - Class B(3)         90.23%           62.51%
   Pilgrim LargeCap Growth Fund - Class C(4)         94.18%           63.11%
   Pilgrim LargeCap Growth Fund - Class Q            96.93%           64.14%
   Russell 1000 Growth Index(5)                      33.16%           29.05%
   S&P 500 Index(6)                                  21.04%           12.28%

----------
(1)  The Pilgrim LargeCap Growth Fund commenced operations on July 21, 1997.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 2% for the 1 year and since inception returns, respectively.
(4)  Reflects deduction of sales charge of 3.50%.
(5) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.
(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

     The table below shows the performance of Pilgrim LargeCap Growth Fund if sales charges are not reflected.

AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999

                                                                      SINCE
                                                     1 Year        INCEPTION(1)
                                                     ------        ------------
   Pilgrim LargeCap Growth Fund - Class A            96.41%           64.13%
   Pilgrim LargeCap Growth Fund - Class B            95.23%           63.11%
   Pilgrim LargeCap Growth Fund - Class C            95.17%           63.11%
   Pilgrim LargeCap Growth Fund - Class Q            96.93%           64.14%

----------
(1)  The Pilgrim LargeCap Growth Fund commenced operations on July 21, 1997.

     For a discussion by the adviser regarding the performance of Pilgrim LargeCap Growth Fund for the year ended June 30, see Appendix A to this Proxy Statement/Prospectus. Additional information about Pilgrim LargeCap Growth Fund is included in Appendix C to this Proxy Statement/Prospectus.

                      INFORMATION ABOUT THE REORGANIZATION

     THE REORGANIZATION AGREEMENTS. The Reorganization Agreements provide for the transfer of all of the assets and liabilities of ING Focus Fund and ING Large Cap Growth Fund to Pilgrim LargeCap Growth Fund in exchange for shares of Pilgrim LargeCap Growth Fund. ING Focus Fund and ING Large Cap Growth Fund will distribute the shares of Pilgrim LargeCap Growth Fund received in the exchange to the shareholders of ING Focus Fund and ING Large Cap Growth Fund and then ING Focus Fund and ING Large Cap Growth Fund will be liquidated.

     After the Reorganizations, each shareholder of ING Focus Fund and ING Large Cap Growth Fund will own shares in Pilgrim LargeCap Growth Fund having an aggregate value equal to the aggregate value of each respective class of shares in ING Focus Fund and ING Large Cap Growth Fund held by that shareholder as of the close of business on the business day of the Closing. Shareholders of the following Classes of shares of each Disappearing Fund will receive shares of the corresponding Class of Pilgrim LargeCap Growth Fund.

          Disappearing Fund           Pilgrim LargeCap Growth Fund
          -----------------           ----------------------------
               Class A                          Class A
               Class B                          Class B
               Class C                          Class C
               Class I                          Class Q

In the interest of economy and convenience, shares of Pilgrim LargeCap Growth Fund will not be represented by physical certificates, unless you request a certificate in writing.

     In the event that the shareholders of only one of the Disappearing Funds were to approve the Reorganization, the Disappearing Fund approving the Reorganization would be reorganized into Pilgrim LargeCap Growth Fund. The Disappearing Fund not approving the Reorganization may continue to operate as a separate entity.

     Until the Closing, shareholders of ING Focus Fund and ING Large Cap Growth Fund will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by Pilgrim LargeCap Growth Fund for the redemption of its shares.

     The obligations of the Funds under each Reorganization Agreement are subject to various conditions, including approval of the shareholders of the relevant Disappearing Fund. Each Reorganization Agreement also requires that the relevant Disappearing Fund take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. Each Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendices B-1 and B-2 to review the terms and conditions of each Reorganization Agreement.

     REASONS FOR THE REORGANIZATION. The Reorganization is one of many reorganizations that are proposed among various ING Funds and various Pilgrim Funds, as part of which the distributor, administrator, and other service providers of the ING Funds have been changed to those of the Pilgrim Funds. These reorganizations are occurring in connection with the integration of the ING Funds and Pilgrim Funds. In September, 2000, ING Groep N.V., the indirect parent company of IMFC, the investment adviser to the ING Funds, acquired ReliaStar Financial Corp., the indirect parent company of ING Pilgrim Investments, the investment adviser to the Pilgrim Funds. Management of the ING Funds and the Pilgrim Funds have proposed the consolidation of a number of the ING Funds and Pilgrim Funds that they believe have similar or compatible investment policies. The proposed Reorganizations are designed to reduce the substantial overlap in funds offered by both the ING Funds and Pilgrim Funds, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. IMFC and ING Pilgrim Investments also believe that the Reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions. The integration of the ING Funds and the Pilgrim Funds is expected to provide further benefits to shareholders of the ING Funds because shareholders will have the ability to exchange into Pilgrim Funds that offer the same Class of shares. For information about a Pilgrim Fund, call the Pilgrim Funds at 1-800-992-0180 to request a prospectus. You should read a fund's prospectus before investing in the fund.

     Each proposed Reorganization was presented to the Board of Trustees of ING Funds Trust, on behalf of ING Focus Fund and ING Large Cap Growth Fund, for consideration at a meeting held on October 25, 2000 and for approval at a meeting held on November 16, 2000. For the reasons discussed below, the Trustees, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of ING Funds Trust, determined that the interests of the shareholders of ING Focus Fund and ING Large Cap Growth Fund will not be diluted as a result of the proposed Reorganizations, and that each proposed Reorganization is in the best interests of the shareholders of the relevant Disappearing Fund.

     The Reorganization will allow ING Focus Fund's and ING Large Cap Growth Fund's shareholders to continue to participate in a professionally-managed portfolio which seeks to achieve an objective of long-term capital appreciation. As shareholders of Pilgrim LargeCap Growth Fund, these shareholders will be able to exchange into other mutual funds in the group of Pilgrim Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the Pilgrim Funds, and Classes available after the Reorganization is contained in Appendix D.

     BOARD CONSIDERATIONS. The Board of Trustees of ING Funds Trust, on behalf of ING Focus Fund and ING Large Cap Growth Fund, in recommending the proposed transaction, considered a number of factors, including the following:

     (1)  the plans of management to integrate the ING Funds and the Pilgrim
          Funds;

     (2) expense ratios and information regarding fees and expenses of ING Focus Fund and ING Large Cap Growth Fund and Pilgrim LargeCap Growth Fund, including the expense limitation contracts offered by IMFC for ING Focus Fund and ING Large Cap Growth Fund;

     (3) estimates that show that combining the Funds is expected to result in lower expense ratios, because of economies of scale expected to result from an increase in the asset size of the reorganized Fund;

     (4) the Reorganization would not dilute the interests of ING Focus Fund's and ING Large Cap Growth Fund's current shareholders;

     (5) the relative investment performance and risks of Pilgrim LargeCap Growth Fund as compared to ING Focus Fund and ING Large Cap Growth Fund;

     (6) the similarity or compatability of Pilgrim LargeCap Growth Fund's investment objectives, policies and restrictions with those of ING Focus Fund and ING Large Cap Growth Fund;

     (7) the investment resources of ING Pilgrim Investments, and the distribution capabilities of ING Pilgrim Securities, Inc., distributor of the Pilgrim LargeCap Growth Fund;

     (8) the quality and caliber of services that have been enjoyed by shareholders of the Pilgrim LargeCap Growth Fund;

     (9)  alternatives to combining the Funds; and

     (10) the tax-free nature of the Reorganization to ING Focus Fund and ING Large Cap Growth Fund and its shareholders.

     The Board of Trustees also considered the future potential benefits to ING Pilgrim Investments in that its costs to limit the expenses of Pilgrim LargeCap Growth Fund are likely to be reduced if the Reorganization is approved.

THE TRUSTEES OF ING FUNDS TRUST, ON BEHALF OF ING FOCUS FUND AND ING LARGE CAP GROWTH FUND, RECOMMEND THAT SHAREHOLDERS APPROVE EACH REORGANIZATION WITH PILGRIM LARGECAP GROWTH FUND.

     TAX CONSIDERATIONS. Each Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither ING Focus Fund, ING Large Cap Growth Fund nor their shareholders nor Pilgrim LargeCap Growth Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by either of the Reorganization Agreements. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by ING Funds Trust and Pilgrim Mutual Funds.

     Immediately prior to the Reorganization, ING Focus Fund and ING Large Cap Growth Fund will each pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their shareholders all of ING Focus Fund's and ING Large Cap Growth Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of ING Focus Fund's and ING Large Cap Growth Fund's shareholders.

     As of October 31, 1999, ING Large Cap Growth Fund had accumulated a capital loss carryforward in the amount of approximately $1,396,880. After the Reorganization, this loss carryforward will be available to Pilgrim LargeCap Growth Fund to offset its capital gains, although the amount of these losses which may offset Pilgrim LargeCap Growth Fund's future capital gains in any given year may be limited. As a result of this limitation, it is possible that Pilgrim LargeCap Growth Fund may not be able to use such losses as rapidly as it might have had the Reorganization not occurred, and part of these losses may not be useable at all. The ability of Pilgrim LargeCap Growth Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of ING Large Cap Growth Fund's capital loss carryforwards currently are available only to pre-Reorganization shareholders of that Fund. After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Pilgrim LargeCap Growth Fund.

     EXPENSES OF THE REORGANIZATION. ING Pilgrim Investments, adviser to Pilgrim LargeCap Growth Fund, will bear half the cost of the Reorganizations. The Funds will bear the other half of the expenses relating to the proposed Reorganizations, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the Securities and Exchange Commission. Of the Reorganization expenses allocated to the Funds, each Fund will bear a ratable portion based on its relative net asset value immediately before Closing.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     FORM OF ORGANIZATION. Pilgrim LargeCap Growth Fund is a series of Pilgrim Mutual Funds, which is a Delaware business trust. ING Focus Fund and ING Large Cap Growth Fund are both series of ING Funds Trust which is a Delaware business trust. Pilgrim Mutual Funds is governed by a Board of Trustees consisting of eleven members. ING Funds Trust is governed by a Board of Trustees consisting of four members.

     DISTRIBUTOR. ING Pilgrim Securities, Inc. (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is the principal distributor for each of the Funds.

     DIVIDENDS AND OTHER DISTRIBUTIONS. Pilgrim LargeCap Growth Fund pays dividends from net investment income and net capital gains, if any, on an annual basis. ING Focus Fund and ING Large Cap Growth Fund also pay dividends from net investment income and net capital gains, if any, on an annual basis. Dividends and distributions of each of the Funds are automatically reinvested in additional shares of the respective class of the particular Fund, unless the shareholder elects to receive distributions in cash.

     If each Reorganization Agreement is approved by the relevant Disappearing Fund's shareholders, then as soon as practicable before the Closing, each Disappearing Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

     CAPITALIZATION. The following table shows on an unaudited basis the capitalization of each of the Funds as of June 30, 2000 and on a PRO FORMA basis as of June 30, 2000 giving effect to the Reorganization:

                                                  NET ASSET VALUE      SHARES
                                    NET ASSETS       PER SHARE      OUTSTANDING
                                    ----------       ---------      -----------
ING FOCUS FUND
      Class A                      $ 57,012,974        $13.87        4,111,627
      Class B                      $  4,914,349        $13.74          357,596
      Class C                      $  2,578,552        $13.73          187,839
      Class X(1)                   $  1,910,973        $13.72          139,330

ING LARGE CAP GROWTH FUND
      Class A                      $ 61,103,600        $13.73        4,451,225
      Class B                      $  7,409,958        $13.61          544,457
      Class C                      $ 17,846,845        $13.60        1,312,281
      Class I(2)                   $    184,974        $13.79           13,411
      Class X(1)                   $  7,328,645        $13.59          539,454

PILGRIM LARGECAP GROWTH FUND
      Class A                      $186,261,267        $43.12        4,319,579
      Class B                      $333,256,132        $42.94        7,760,157
      Class C                      $152,682,354        $42.82        3,565,404
      Class Q                      $ 24,837,999        $43.71          568,240

PRO FORMA - PILGRIM LARGECAP GROWTH FUND INCLUDING ING FOCUS FUND AND
ING LARGE CAP GROWTH FUND
      Class A                      $304,377,841        $43.12        7,058,832
      Class B                      $354,820,057        $42.94        8,262,344
      Class C                      $173,107,752        $42.82        4,042,410
      Class Q                      $ 25,022,973        $43.71          572,472

----------
(1) Class X shares merged into Class B shares effective November 16, 2000.
(2) Class I shares will merge into Class Q shares.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement with its enclosures on or about December __, 2000. Shareholders of ING Focus Fund and ING Large Cap Growth Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Funds Trust and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication. ING Funds Trust, on behalf of ING Focus Fund and ING Large Cap Growth Fund, has retained Shareholder Communications Corporation, a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Shareholders of ING Focus Fund and ING Large Cap Growth Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

     A shareholder may revoke the accompanying proxy at any time prior to its use by filing with ING Focus Fund and ING Large Cap Growth Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy card will vote as directed by the proxy card, but in the absence of voting directions in any proxy card that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Trustees of ING Funds Trust that may be presented at the Special Meeting.

VOTING RIGHTS

     Shareholders of ING Focus Fund and ING Large Cap Growth Fund are entitled to one vote for each share held as to any matter on which they are entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

     Shareholders of ING Focus Fund and ING Large Cap Growth Fund at the close of business on December __, 2000 (the "Record Date") will be entitled to be present and give voting instructions for ING Focus Fund and ING Large Cap Growth Fund at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, ______ shares of ING Focus Fund and _______ shares of ING Large Cap Growth Fund were outstanding and entitled to vote.

     Approval of the Reorganization Agreement, with respect to ING Focus Fund and ING Large Cap Growth Fund, requires the vote of a majority of the shares present in person or by proxy of that Fund.

     The holders of one-third of the outstanding shares present in person or represented by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

     If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization.

     The Disappearing Funds expect that, before the Special Meeting, broker-dealer firms holding shares of the Disappearing Funds in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, the Funds understand that the broker-dealers that are members of the New York Stock Exchange may vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners under the rules of the New York Stock Exchange.

     As of December 1, 2000, ING America Insurance Holdings, Inc. ("ING") owns 52.71% of the outstanding voting shares of the ING Focus Fund, and therefore controls the Fund. ING intends to vote its shares in favor of the Reorganization, in which case the Reorganization for this Fund will be approved.

     As of December 1, 2000, ING owns 35.49% of the outstanding voting shares of the ING Large Cap Growth Fund, and therefore may control the Fund. ING intends to vote its shares in favor of the Reorganization.

     To the knowledge of ING Funds Trust, as of December 1, 2000, no current Trustee owns 1% or more of the outstanding shares of ING Focus Fund or ING Large Cap Growth Fund, and the officers and trustees own, as a group, less than 1% of the shares of ING Focus Fund and ING Large Cap Growth Fund.

     Appendix E hereto lists the persons that, as of December 1, 2000, owned beneficially or of record 5% or more of the outstanding shares of any Class of ING Focus Fund, ING Large Cap Growth Fund or Pilgrim LargeCap Growth Fund.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

     ING Funds Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     ING Funds Trust is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by ING Focus Fund's and ING Large Cap Growth Fund's management. Therefore it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

     ING Funds Trust will furnish, without charge, a copy of the most recent Annual Report regarding ING Focus Fund and ING Large Cap Growth Fund and the most recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed to ING Funds Trust at 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258 or at 1-800-920-0180.

     IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                    James M. Hennessy,
                                    Secretary

December __, 2000
7337 Doubletree Ranch Road
Scottsdale, Arizona 85258

                                                                      APPENDIX A
                         PILGRIM LARGE CAP GROWTH FUND

     Set forth below is an excerpt from Pilgrim LargeCap Growth Fund's Annual Report, dated June 30, 2000, regarding the Fund's performance.


Management Team: Catherine Somhegyi, Chief Investment Officer; Andrew B. Gallagher, Partner, Portfolio Manager; William H. Chenoweth, CFA, Partner, Portfolio Manager; Kenneth H. Lee, Portfolio Manager; Trisha C. Schuster, CFA, Portfolio Manager; Evan C. Lundquist, Portfolio Manager; Michael P. Carroll, Portfolio Manager; Thomas J. Smith, CFA, Investment Analyst; Lianne Nelson, Investment Analyst.

Goal: The Large Cap Growth Fund (the "Fund" or "Large Cap Growth") seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index.

Market Overview: Despite rising interest rates and market volatility, strong corporate profits and investor confidence in the durability of the economic expansion propelled US stocks higher during the fiscal year. For the twelve months ended June 30, 2000, the S&P 500 Index rose 7.2% and the tech-heavy Nasdaq Composite Index advanced 47.7%.

Most of the market's gains were concentrated in the fourth quarter of 1999 and the first quarter of 2000 when the S&P 500 Index and Nasdaq increased 17.5% and 66.5%, respectively. Concerns over rising interest rates and the threat of inflation sent equities lower in the third quarter of 1999. These same factors, along with worries over lofty valuations among technology stocks, negatively impacted equity performance in the second quarter of 2000.

In response to booming GDP growth, the Federal Reserve Bank raised short-term interest rates a total of 1.75% on six separate occasions from June 1999 through May 2000. Renewed optimism that the Federal Reserve Bank may be close to completing its round of rate hikes drove equity prices higher in June 2000. During the month, most US stock indexes posted gains, led by the Nasdaq, which was up 16.6%.

Growth stocks substantially outperformed value stocks this period, mainly due to strength in the technology sector. The Russell 1000 Growth Index advanced 25.7% during the twelve months ended June 30, 2000 while the Russell 1000 Value Index declined 8.9%. This was a continuation of 1999 when the difference between the Russell 1000 Growth and Russell 1000 Value indexes was 25.8%--the largest performance divergence ever recorded for any single calendar year.

Performance: For the one year ended June 30, 2000, the Fund's Class A shares, excluding sales charges, provided a total return of 55.35%, significantly outperforming the Russell 1000 Growth Index, which was up 25.67% for the same period.

Portfolio Specifics: The Fund's outperformance during the period was primarily attributable to stock selection in the technology and health technology sectors. Among the Fund's top-performing holdings were semiconductor equipment manufacturer Applied Materials, software developer Oracle Corporation, telecommunications equipment providers Qualcomm and Nokia, and biotechnology companies Genentech and Amgen. As of June 30, 2000, 54.7% of the Fund's assets were in technology stocks, comparable to the 55.0% weighting of its Russell 1000 Growth Index benchmark.

Market Outlook: Robust corporate earnings, strong cash flows into mutual funds, and optimism that the Federal Reserve Bank series of rate increases has started to cool the overheated US economy provide a positive backdrop for large-cap growth stocks. In addition, market volatility and the recent technology correction have created a more discriminating environment-one that is conducive to our bottom-up, fundamentally driven investment process.

                                           7/21/97     6/98      6/99    6/30/00
                                           -------     ----      ----    -------
Pilgrim LargeCap Growth Fund
  Class A With Sales Charge                 10,000    12,810    21,842    33,919
Pilgrim LargeCap Growth Fund
  Class A Without Sales Charge              10,000    13,589    23,170    35,981
Russell 1000 Growth Index                   10,000    12,072    15,363    19,306


                                          Average Annual Total Returns for
                                           the periods ended June 30, 2000
                                          --------------------------------
                                                         Since Inception
                                             1 Year          7/21/97
                                             ------          -------
Including Sales Charge:
 Class A (1)                                 46.42%          51.29%
 Class B (2)                                 50.37%          52.92%
 Class C (3)                                 53.38%          53.37%
Excluding Sales Charge:
 Class A                                     55.35%          54.35%
 Class B                                     55.37%          53.37%
 Class C                                     54.38%          53.37%
Russell 1000 Growth Index                    25.67%          25.30%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim LargeCap Growth Fund against the Russell 1000 Growth Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower has there been no deferral to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the Index is shown from 8/1/97.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities.

                                                                    APPENDIX B-1

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 2001, by and between Pilgrim Mutual Funds, a Delaware business trust (the "Pilgrim Trust"), with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, Pilgrim LargeCap Growth Fund (the "Acquiring Fund"), and ING Funds Trust, a Delaware business trust (the "ING Trust") with its principal place of business at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, on behalf of its series, ING Focus Fund (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, and Class Q voting shares of beneficial interest (no par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Pilgrim Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the ING Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, and Class Q Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

                                      B-1-1

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, and Class Q Acquiring Fund Shares to be so credited to Class A, Class B, Class C, and Class I Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, and Class I shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. Class I shares of the Acquired Fund will represent a number of the Acquiring Fund Class Q shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, and Class Q Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures instead in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures by the Acquiring Fund's Board of Trustees.

                                      B-1-2

     2.2 The net asset value of a Class A, Class B, Class C, and Class Q Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.3 The number of the Class A, Class B, Class C, and Class Q Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, and Class I shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be _____ ___, 2001, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2 The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") in which the Acquired Fund's Assets are deposited and the Custodian, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, and Class I shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund, respectively, that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

                                      B-1-3

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the ING Trust, the ING Trust on behalf of the Acquired Fund represents and warrants to the Pilgrim Trust as follows:

     (a) The Acquired Fund is duly organized as a series of ING Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under ING Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) ING Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at any time prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the ING Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the ING Trust on behalf of the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the ING Trust on behalf of the Acquired Fund is a party or by which it is bound;

                                      B-1-4

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Pilgrim Trust on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. ING Trust on behalf of the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 1999 have been audited by Ernst & Young LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since October 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

                                      B-1-5

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the ING Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the ING Trust on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2 Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Pilgrim Trust, the Pilgrim Trust on behalf of the Acquiring Fund represents and warrants to the ING Trust as follows:

     (a) The Acquiring Fund is duly organized as a series of Pilgrim Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Pilgrim Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) Pilgrim Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

                                      B-1-6

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Pilgrim Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Pilgrim Trust on behalf of the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Pilgrim Trust on behalf of the Acquiring Fund is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the ING Trust on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against the Pilgrim Trust on behalf of the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. Pilgrim Trust on behalf of the Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at June 30, 2000 have been audited by KMPG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been

                                      B-1-7
filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable [by the Pilgrim Trust] and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Pilgrim Trust on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A, Class B, Class C, and Class Q Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by Pilgrim Trust;

     (o) The information to be furnished by the Pilgrim Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

     (q) Either the Acquiring Fund or ING Pilgrim Investments, Inc. shall purchase and maintain a Directors and Officers errors and omissions insurance policy ("D&O/E&O Policy") for the benefit of Joseph Hankin and Jack Rehm

                                      B-1-8
containing substantially the same form and amount of coverage as each had under a D&O/E&O Policy of the Acquired Fund, such D&O/E&O Policy to be effective as of the Closing Date and continuing until the sixth (6th) anniversary of the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Class A, Class B, Class C, and Class Q Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, and Class Q Acquiring Fund Shares received at the Closing.

     5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 ING Trust on behalf of the Acquired Fund covenants that ING Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Pilgrim Trust on behalf of the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Trusts on behalf of the Acquired Funds, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Pilgrim Trusts on behalf of the Acquiring Funds, title to and possession of all the assets, and otherwise to carry out the intent and purpose of this Agreement.

                                      B-1-9

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the ING Trust on behalf of the Acquired Fund to consummate the transactions provided for herein shall be subject, at ING's election, to the performance by the Pilgrim Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Pilgrim Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 The Pilgrim Trust shall have delivered to the ING Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the ING Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Pilgrim Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the ING Trust shall reasonably request;

     6.3 The Pilgrim Trust on behalf of the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Pilgrim Trust on behalf of the Acquiring Fund on or before the Closing Date; and

     6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Pilgrim Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Pilgrim Trust's election, to the performance by the ING Trust on behalf of the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the ING Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The ING Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the ING Trust;

     7.3 The ING Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Pilgrim Trust and dated as of the Closing Date, to the effect that the representations and warranties of the ING Trust on behalf of the Acquired Fund,

                                     B-1-10
made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Pilgrim Trust shall reasonably request;

     7.4 The ING Trust on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the ING Trust on behalf of the Acquired Fund, on or before the Closing Date;

     7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the ING Trust on behalf of the Acquired Fund or the Pilgrim Trust on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of ING Trust's Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Pilgrim Trust nor the ING Trust may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Pilgrim Trust or the ING Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

                                     B-1-11

     8.5 The parties shall have received the opinion of Dechert addressed to the ING Trust and the Pilgrim Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Pilgrim Trust and the ING Trust. Notwithstanding anything herein to the contrary, neither the Pilgrim Trust nor the ING Trust may waive the condition set forth in this paragraph 8.5.

9.   INDEMNIFICATION

     9.1 The Pilgrim Trust, out of the Acquiring Fund's Assets, agrees to indemnify and hold harmless the ING Trust and each of the ING Trust's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the ING Trust or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the Pilgrim Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2 The ING Trust, out of the Acquired Fund's Assets, agrees to indemnify and hold harmless the Pilgrim Trust and each of the Pilgrim Trust's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the Pilgrim Trust or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the ING Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  BROKERAGE FEES AND EXPENSES

     10.1 The Pilgrim Trust on behalf of the Acquiring Fund and the ING Trust on behalf of the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser(s) to the Acquired and Acquiring Funds, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and Acquiring Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

                                     B-1-12

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The Pilgrim Trust and the ING Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before ___________ __, 200_, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the ING Trust and the Pilgrim Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, and Class C, Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the ING Trust, 7337 East Doubletree Ranch Road, Arizona 85258, attn: Louis S. Citron, in each case with a copy to Paul, Weiss, Rifkind, Wharton & Garrison, 1285 Avenue of the Americas, New York, New York 10169, attn: Steven R. Howard; and to the Pilgrim Trust, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, attn:
James M. Hennessy, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

15.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                                     B-1-13

     15.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Pilgrim Trust or ING Trust personally, but shall bind only the trust property of the Acquiring Fund or the Acquired Fund, as provided in the Declaration of Trust of the Pilgrim Trust or ING Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                                 PILGRIM MUTUAL FUNDS on behalf of its
                                        PILGRIM LARGECAP GROWTH FUND series


                                        By:
----------------------------------          ------------------------------------
SECRETARY
                                        Its:
                                             -----------------------------------


Attest:                                 ING FUNDS TRUST on behalf of its ING
                                        FOCUS FUND series


                                        By:
----------------------------------          ------------------------------------
SECRETARY
                                        Its:
                                             -----------------------------------

                                     B-1-14

                                                                    APPENDIX B-2

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 2001, by and between Pilgrim Mutual Funds, a Delaware business trust (the "Pilgrim Trust"), with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, Pilgrim LargeCap Growth Fund (the "Acquiring Fund"), and ING Funds Trust, a Delaware business trust (the "ING Trust") with its principal place of business at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, on behalf of its series, ING Large Cap Growth Fund (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class Q voting shares of beneficial interest (no par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Pilgrim Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the ING Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class Q Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

                                      B-2-1

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the closing date provided for in paragraph 3.1 (the "Closing Date" (collectively, "Assets").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C and Class Q Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class I Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. Class I shares of the Acquired Fund will represent a number of the Acquiring Fund Class Q shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class Q Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures instead in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

                                      B-2-2

     2.2 The net asset value of a Class A, Class B, Class C and Class Q Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.3 The number of the Class A, Class B, Class C and Class Q Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class I shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be _____ ___, 2001, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2 The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") in which the Acquired Fund's Assets are deposited and the Custodian, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, and Class I shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

                                      B-2-3

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the ING Trust, the ING Trust on behalf of the Acquired Fund represents and warrants to the Pilgrim Trust as follows:

     (a) The Acquired Fund is duly organized as a series of ING Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under ING Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) ING Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at any time prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the ING Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the ING Trust on behalf of the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the ING Trust on behalf of the Acquired Fund is a party or by which it is bound;

                                      B-2-4

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Pilgrim Trust on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. ING Trust on behalf of the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 1999 have been audited by Ernst & Young LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since October 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

                                      B-2-5

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the ING Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the ING Trust on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2 Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Pilgrim Trust, the Pilgrim Trust on behalf of the Acquiring Fund represents and warrants to the ING Trust as follows:

     (a) The Acquiring Fund is duly organized as a series of Pilgrim Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under Pilgrim Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) Pilgrim Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

                                      B-2-6

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Pilgrim Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Pilgrim Trust on behalf of Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Pilgrim Trust on behalf of Acquiring Fund is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the ING Trust on behalf of Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against the Pilgrim Trust on behalf of the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. Pilgrim Trust on behalf of the Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at June 30, 2000 have been audited by KMPG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been

                                      B-2-7
filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation (including the taxable year that includes the Closing Date) the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable [by the Pilgrim Trust] and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Pilgrim Trust on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A, Class B, Class C and Class Q Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by Pilgrim Trust,

     (o) The information to be furnished by the Pilgrim Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

     (q) Either the Acquiring Fund or ING Pilgrim Investments, Inc. shall purchase and maintain a Directors and Officers errors and omissions insurance policy ("D&O/E&O Policy") for the benefit of Joseph Hankin and Jack Rehm

                                      B-2-8
containing substantially the same form and amount of coverage as each had under a D&O/E&O Policy of the Acquired Fund, such D&O/E&O Policy to be effective as of the Closing Date and continuing until the sixth (6th) anniversary of the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Class A, Class B, Class C and Class Q Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class Q Acquiring Fund Shares received at the Closing.

     5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 ING Trust on behalf of the Acquired Fund covenants that ING Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Pilgrim Trust on behalf of the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the ING Trust's on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Pilgrim Trust's on behalf of the Acquiring Fund's, title to and possession of all the assets, and otherwise to carry out the intent and purpose of this Agreement.

                                      B-2-9

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the ING Trust on behalf of the Acquired Fund to consummate the transactions provided for herein shall be subject, at ING Trust's election, to the performance by the Pilgrim Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Pilgrim Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 The Pilgrim Trust shall have delivered to the ING Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the ING Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Pilgrim Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the ING Trust shall reasonably request;

     6.3 The Pilgrim Trust on behalf of the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Pilgrim Trust on behalf of the Acquiring Fund on or before the Closing Date; and

     6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Pilgrim Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Pilgrim Trust's election, to the performance by the ING Trust on behalf of the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the ING Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The ING Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the ING Trust;

     7.3 The ING Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Pilgrim Trust and dated as of the Closing Date, to the effect that the representations and warranties of the ING Trust on behalf of the Acquired Fund,

                                     B-2-10
made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Pilgrim Trust shall reasonably request;

     7.4 The ING Trust on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the ING Trust on behalf of the Acquired Fund, on or before the Closing Date;

     7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the ING Trust on behalf of the Acquired Fund or the Pilgrim Trust on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of ING Trust's Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Pilgrim Trust nor the ING Trust may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Pilgrim Trust or the ING Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

                                     B-2-11

     8.5 The parties shall have received the opinion of Dechert addressed to the ING Trust and the Pilgrim Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Pilgrim Trust and the ING Trust. Notwithstanding anything herein to the contrary, neither the Pilgrim Trust nor the ING Trust may waive the condition set forth in this paragraph 8.5.

9.   INDEMNIFICATION

     9.1 The Pilgrim Trust, out of the Acquiring Fund's Assets, agrees to indemnify and hold harmless the ING Trust and each of the ING Trust's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the ING Trust or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the Pilgrim Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2 The ING Trust, out of the Acquired Fund's Assets, agrees to indemnify and hold harmless the Pilgrim Trust and each of its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the Pilgrim Trust or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the ING Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  BROKERAGE FEES AND EXPENSES

     10.1 The Pilgrim Trust on behalf of the Acquiring Fund and ING Trust on behalf of the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser(s) to the Acquired and Acquiring Funds, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and Acquiring Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

                                     B-2-12

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The Pilgrim Trust and the ING Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before ___________ __, 200_, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the ING Trust and the Pilgrim Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C, and Class Q Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the ING Trust, 7337 East Doubletree Ranch Road, Arizona 85258, attn: Louis S. Citron, in each case with a copy to Paul, Weiss, Rifkind, Wharton & Garrison, 1285 Avenue of the Americas, New York, New York 10169, attn: Steven R. Howard; and to the Pilgrim Trust, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, attn:
James M. Hennessy, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

15.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                                     B-2-13

     15.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Pilgrim Trust or ING Trust personally, but shall bind only the trust property of the Acquiring Fund or the Acquired Fund, as provided in the Declaration of Trust of the Pilgrim Trust or ING Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                                 PILGRIM MUTUAL FUNDS on behalf of its
                                        PILGRIM LARGECAP GROWTH FUND series


                                        By:
----------------------------------          ------------------------------------
SECRETARY
                                        Its:
                                             -----------------------------------


Attest:                                 ING FUNDS TRUST on behalf of its ING
                                        LARGE CAP GROWTH FUND series


                                        By:
----------------------------------          ------------------------------------
SECRETARY
                                        Its:
                                             -----------------------------------

                                     B-2-14

                                                                      APPENDIX C

          ADDITIONAL INFORMATION REGARDING PILGRIM LARGECAP GROWTH FUND
                                  (THE "FUND")

                                SHAREHOLDER GUIDE

PILGRIM PURCHASE OPTIONS(TM)

     This Proxy Statement/Prospectus relates to four separate Classes of the Pilgrim LargeCap Growth Fund: Class A, Class B, Class C and Class Q, each of which represents an identical interest in the Fund's investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING Focus Fund and ING Large Cap Growth Fund shares held by you immediately prior to the Reorganization, and the period that you held shares of these Funds will be included in the holding period of the Fund for purposes of calculating contingent deferred sales charges and determining conversion rights. Purchases of the shares of the Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

     The sales charges and fees for each Class of shares of the Fund are shown and contrasted in the chart below.

                                                    CLASS A     CLASS B     CLASS C     CLASS Q
                                                    -------     -------     -------     -------
Maximum Initial Sales Charge on Purchases          5.75%(1)       None       None        None
Contingent Deferred Sales Charge ("CDSC")           None(2)     5.00%(3)   1.00%(4)      None
Annual Service and Distribution (12b-1) Fees (5)     0.35%       1.00%       1.00%       0.25%
Maximum Purchase                                   Unlimited    $250,000   Unlimited   Unlimited
Automatic Conversion to Class A                       N/A      8 Years(6)     N/A         N/A

----------
(1)  Reduced for purchases of $50,000 and over.
(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions made within one year of purchase of shares that were part of the Nicholas-Applegate Mutual Funds without an initial sales charge. See "Class A Shares: Initial Sales Charge Alternative" in this Appendix C.
(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in this Appendix C.
(4)  Imposed upon redemptions within 1 year from purchase.
(5)  Annual asset-based distribution charge.
(6) Class B shares of the Fund issued to shareholders of ING Focus Fund or ING Large Cap Growth Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of ING Focus Fund or ING Large Cap Growth Fund.

     The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined.

     CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of the Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases without a Sales Charge" and "Reduced Sales Charges" below.

                                       AS A % OF THE                      AS A %
YOUR INVESTMENT                       OFFERING PRICE                      OF NAV
---------------                       --------------                      ------
Less than $50,000                          5.75%                           6.10%
$50,000 - $99,999                          4.50%                           4.71%
$100,000 - $249,999                        3.50%                           3.63%
$250,000 - $499,999                        2.50%                           2.56%
$500,000 - $1,000,000                      2.00%                           2.04%

     There is no initial sales charge on purchases of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                                PERIOD DURING
YOUR INVESTMENT                            CDSC               WHICH CDSC APPLIES
---------------                            ----               ------------------
$1,000,000 - $2,499,999                    1.00%                    2 years
$2,500,000 - $4,999,999                    0.50%                    1 year
$5,000,000 and over                        0.25%                    1 year

     Class A shares of the Fund issued in connection with the Reorganization with respect to Class A shares of ING Focus Fund and ING Large Cap Growth Fund that were subject to a CDSC at the time of the Reorganization, will be subject to a CDSC of up to 1% for a period of 12 months from the date of purchase of the original shares of ING Focus Fund and ING Large Cap Growth Fund.

     REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund or other open-end funds in the Pilgrim Funds which offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of the Fund and Class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information for the Fund for details on the Letter of Intent option or contact the Shareholder Servicing Agent at 1-800-992-0180 for more information.

     A sales charge may also be reduced by taking into account the current value of your existing holdings in the Fund or any other open-end funds in the Pilgrim Funds (excluding Pilgrim Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at 1-800-992-0180 for more information.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Fund which imposes a CDSC.

     SPECIAL PURCHASES WITHOUT A SALES CHARGE. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent at 1-800-992-0180, or see the Statement of Additional Information for the Fund.

     CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of the Fund are subject to a distribution fee at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution fees of Class A shares. The higher distribution fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

YEAR OF REDEMPTION AFTER PURCHASE                                          CDSC
---------------------------------                                          ----
First                                                                        5%
Second                                                                       4%
Third                                                                        3%
Fourth                                                                       3%
Fifth                                                                        2%
Sixth                                                                        1%
After Sixth Year                                                           None

     Class B shares will automatically convert into Class A shares approximately eight years after purchase. Class B shares of the Fund issued in connection with the Reorganization with respect to Class B shares of ING Focus Fund and ING Large Cap Growth Fund will convert to Class A shares eight years after the purchase of the original shares of ING Focus Fund and ING Large Cap Growth Fund. For additional information on the CDSC and the conversion of Class B, see the Fund's Statement of Additional Information.

     CLASS C SHARES. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions.

     CLASS Q SHARES. Class Q shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time.

     WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

     1) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

     2) The CDSC also may be waived for Class B shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

     3) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

     If you think you may be eligible for a CDSC waiver, contact the Shareholder Servicing Agent at 1-800-992-0180.

     REINSTATEMENT PRIVILEGE. Class B and Class C shareholders who have redeemed their shares in any open-end Pilgrim Fund may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at 1-800-992-0180 for more information.

     RULE 12b-1 PLAN. The Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to each class of shares of the Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Distributor may receive from the Fund an annual fee in connection with the offering, sale and shareholder servicing of the Fund's Class A, Class B, Class C and Class Q shares.

     DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Fund and in connection with services rendered to shareholders of the Fund, the Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of the Fund's average daily net assets attributable to that Class):

                              SERVICING FEE               DISTRIBUTION FEE
                              -------------               ----------------
     Class A                      0.25%                         0.10%
     Class B                      0.25%                         0.75%
     Class C                      0.25%                         0.75%
     Class Q                      0.25%                         None

     Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B, Class C or Class Q shares of the Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     OTHER EXPENSES. In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with ING Pilgrim Investments. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

     PURCHASING SHARES. The Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000.00 ($250.00 for IRAs). The minimum initial investment in the Fund is $1,000 ($250 for IRAs), and the minimum for additional investment in the Fund is $100. The minimum initial investment for a pre-authorized retirement plan is $100, plus monthly investments of at least $100.

     The Fund and the Distributor reserve the right to reject any purchase order. Please note cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. ING Pilgrim Investments reserves the right to waive minimum investment amounts.

     PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

     DETERMINATION OF NET ASSET VALUE. The NAV of each Class of the Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time) on each day that it is open for business. The NAV of each Class represents that Class' pro rata share of that Fund's net assets as adjusted for any Class specific expenses (such as fees under a Rule 12b-1 plan), and divided by that Class' outstanding shares. In general, the value of the Fund's assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. The NAV per share of each Class of the Fund will fluctuate in response to changes in market conditions and other factors. Portfolio securities for which market quotations are readily available are stated at market value. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. For information on valuing foreign securities, see the Fund's Statement of Additional Information.

     PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Servicing Agent at 1-800-992-0180.

     RETIREMENT PLANS. The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at 1-800-992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

     EXECUTION OF REQUESTS. Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), the shares will not be credited until the next business day.

     You will receive a confirmation of each new transaction in your account, which also will show you the number of shares of the Fund you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

     TELEPHONE ORDERS. The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone redemptions may be executed on all accounts other than retirement accounts.

EXCHANGE PRIVILEGES AND RESTRICTIONS

     An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Servicing Agent at 1-800-992-0180. There is no specific limit on exchange frequency; however, the Fund is intended for long term investment and not as a trading vehicle. ING Pilgrim Investments reserves the right to prohibit excessive exchanges (more than four per year). ING Pilgrim Investments reserves the right, upon 60 days' prior notice, to restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

     Shares of one Class of the Fund generally, may be exchanged for shares of that same Class of any other open-end Pilgrim Fund or ING Fund without payment of any additional sales charge. In most instances, if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other open-end Pilgrim Fund or ING Fund should carefully review the Prospectus of that Fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of the Fund being acquired may be legally sold.

     You will automatically have the ability to request an exchange by calling the Shareholder Service Agent at 1-800-992-0180 unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

     SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same Class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

     SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

     With respect to Class Q shares, if you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days'. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to the Fund's performance.

HOW TO REDEEM SHARES

     Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

     SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. With respect to Class Q Shares, you may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $1,000 or more made to yourself or to anyone else you properly designate, as long as the account has a current value of at least $250,000. For additional information, contact the Shareholder Servicing Agent at 1-800-992-0180, or see the Fund's Statement of Additional Information.

     PAYMENTS. Payment to shareholders for shares redeemed or repurchased ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share. The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to the Fund, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

                             MANAGEMENT OF THE FUND

     INVESTMENT MANAGER. ING Pilgrim Investments has overall responsibility for the management of the Fund. The Fund and ING Pilgrim Investments have entered into an agreement that requires ING Pilgrim Investments to provide or oversee all investment advisory and portfolio management services for the Fund. The agreement also requires ING Pilgrim Investments to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. ING Pilgrim Investments provides the Fund with office space, equipment and personnel necessary to administer the Fund. The agreement with ING Pilgrim Investments can be canceled by the Board of Trustees of the Fund upon 60 days written notice. Organized in December 1994, ING Pilgrim Investments is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 2000, ING Pilgrim Investments managed over $20.7 billion in assets. ING Pilgrim Investments bears its expenses of providing the services described above. Investment management fees are computed and accrued daily and paid monthly.

     PARENT COMPANY AND DISTRIBUTOR. ING Pilgrim Investments and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with almost 100,000 employees.

     SHAREHOLDER SERVICING AGENT. ING Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Fund. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

     PORTFOLIO TRANSACTIONS. ING Pilgrim Investments will place orders to execute securities transactions that are designed to implement the Fund's investment objectives and policies. ING Pilgrim Investments will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Pilgrim Investments may consider brokerage and research services provided by a broker to ING Pilgrim Investments or its affiliates, and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Pilgrim Investments determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Pilgrim Investments may place securities transactions with brokers that provide certain services to the Fund. ING Pilgrim Investments also may consider a broker's sale of Fund shares if ING Pilgrim Investments is satisfied that the Fund would receive best execution of the transaction from that broker.

                        DIVIDENDS, DISTRIBUTIONS & TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends and capital gains, if any, annually. Dividends and distributions will be determined on a Class basis.

     Any dividends and distributions paid by the Fund will be automatically reinvested in additional shares of the respective Class of that Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Pilgrim Prospectus, elect to have all dividends and other distributions paid on a Class A, B, C or Q account in the Fund invested into a Pilgrim Fund which offers Class A, B, C or Q shares. Both accounts must be of the same Class.

     FEDERAL TAXES. The following information is meant as a general summary for U.S. shareholders. Please see the Fund's Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

     The Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

     Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

     You will receive an annual statement summarizing your dividend and capital gains distributions.

     If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

     There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

     As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

For the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                            Class A                                         Class B
                                         ---------------------------------------------  -------------------------------------------
                                           Year    Three months    Year      July 21,     Year   Three months    Year     July 21,
                                          Ended       ended        ended    1997(1) to   Ended      ended        ended   1997(1) to
                                         June 30,    June 30,    March 31,  March 31,   June 30,   June 30,    March 31,  March 31,
                                           2000       1999(2)      1999       1998        2000      1999(2)      1999       1998
                                           ----       -------      ----       ----        ----      -------      ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period $    28.09       24.94       15.73      12.50       28.15      25.04       15.64      12.50
 Income from investment operations:
 Net investment income (loss)         $    (0.22)      (0.02)      (0.08)     (0.03)      (0.39)     (0.05)      (0.08)     (0.07)
 Net realized and unrealized gains
  on investments                      $    15.63        3.17        9.77       3.29       15.56       3.16        9.71       3.24
 Total from investment operations     $    15.41        3.15        9.69       3.26       15.17       3.11        9.63       3.17
 Less distributions from:
 Net investment income                $       --          --          --         --          --         --          --         --
 Net realized gains on investments    $     0.38          --        0.48       0.03        0.38        --         0.23       0.03
 Net asset value, end of period       $    43.12       28.09       24.94      15.73       42.94      28.15       25.04      15.64
 Total Return(3):                     %    55.35       12.63       63.06      62.35       55.37      12.42       62.28      61.08
Ratios/Supplemental Data:
 Net assets, end of period (000's)    $  186,261      30,108      12,445      4,742     333,256     49,057      20,039      3,187
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                  %     1.36        1.43        1.59       1.60        2.01       2.08        2.24       2.25
 Gross expenses prior to expense
 reimbursement(4)                     %     1.36        1.45        2.24       4.70        2.01       2.10        2.89       4.78
 Net investment income (loss) after
 expense reimbursement(4)(5)          %    (0.87)      (0.56)      (0.65)     (0.87)      (1.52)     (1.21)      (1.28)     (1.36)
 Portfolio turnover                   %      139          27         253        306         139         27         253        306

                                                              Class C                                      Class Q
                                         --------------------------------------------   -------------------------------------------
                                           Year   Three months    Year      July 21,     Year    Three months   Year      July 21,
                                          Ended      ended        ended    1997(1) to    ended      ended       ended    1997(1) to
                                         June 30,   June 30,    March 31,  March 31,    June 30,   June 30,    March 31,  March 31,
                                           2000      1999(2)      1999       1998        2000      1999(2)      1999        1998
                                           ----      -------      ----       ----        ----      -------      ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period $    28.07      24.97       15.63      12.50       28.43      25.24      15.66       12.50
 Income from investment operations:
 Net investment income (loss)         $    (0.35)     (0.06)      (0.07)     (0.05)      (0.20)     (0.03)     (0.02)      (0.01)
 Net realized and unrealized gains
 on investments                       $    15.48       3.16        9.65       3.24       15.86       3.22       9.87        3.26
 Total from investment operations     $    15.13       3.10        9.58       3.19       15.66       3.19       9.85        3.25
 Less distributions from:
 Net investment income                $       --         --          --         --          --         --         --        0.01
 Net realized gains on investments    $     0.38         --        0.24       0.06        0.38        --        0.27        0.08
 Net asset value, end of period       $    42.82      28.07       24.97      15.63       43.71      28.43      25.24       15.66
 Total Return(3):                     %    54.38      12.41       61.97      61.38       55.57      12.64      63.76       62.47
Ratios/Supplemental Data:
 Net assets, end of period (000's)    $  152,682     17,755       8,004        960      24,838      6,044      4,908         799
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                  %     2.01       2.08        2.25       2.25        1.26       1.23       1.26        1.25
 Gross expenses prior to expense
 reimbursement(4)                     %     2.01       2.10        2.90       7.79        1.26       1.25       1.91       10.45
 Net investment income (loss) after
 expense reimbursement(4)(5)          %    (1.52)     (1.21)      (1.26)     (1.49)      (0.77)     (0.36)     (0.28)      (0.62)
 Portfolio turnover                   %      139         27         253        306         139         27        253         306

----------
(1)  The Fund commenced operations on July 21, 1997.
(2) Effective May 24, 1999, Pilgrim Investment Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                                                                      APPENDIX D

The following is a list of the ING Funds and Pilgrim Funds and the classes of shares of each Fund that are expected to be offered at or shortly after the
Reorganization:

FUND                                                         CLASSES OFFERED
----                                                         ---------------
ING FUNDS
U.S. EQUITY
Internet Fund                                                A, B and C
Tax Efficient Equity Fund                                    A, B and C

GLOBAL/INTERNATIONAL EQUITY
European Equity Fund                                         A, B and C
Global Communications Fund                                   A, B and C
Global Information Technology Fund                           A, B and C

FIXED INCOME
High Yield Bond Fund                                         A, B and C
Intermediate Bond Fund                                       A, B and C
Money Market Fund                                            A, B, C and I
National Tax-Exempt Bond Fund                                A, B and C

PILGRIM FUNDS
U.S. EQUITY
Balanced Fund                                                A, B, C, Q and M
Bank and Thrift Fund                                         A and B
Convertible Fund                                             A, B, C and Q
Corporate Leaders Trust Fund                                 A
Growth and Income Fund                                       A, B, C and Q
Growth + Value Fund                                          A, B, C and Q
Growth Opportunities Fund                                    A, B, C, Q, I and T
LargeCap Growth Fund                                         A, B, C and Q
MagnaCap Fund                                                A, B, C, Q and M
MidCap Growth Fund                                           A, B, C and Q
MidCap Opportunities Fund                                    A, B, C, Q and I
Research Enhanced Index Fund                                 A, B, C, Q and I
SmallCap Growth Fund                                         A, B, C, and Q
SmallCap Opportunities Fund                                  A, B, C, Q, I and T

GLOBAL/INTERNATIONAL EQUITY
Asia-Pacific Equity Fund                                     A, B and M
Emerging Countries Fund                                      A, B, C and Q
Gold Fund (to be renamed Precious Metals Fund)               A
International Fund                                           A, B, C and Q
International Core Growth Fund                               A, B, C and Q
International SmallCap Growth Fund                           A, B, C and Q
International Value Fund                                     A, B, C and Q
Troika Dialog Russia Fund                                    A
Worldwide Growth Fund                                        A, B, C and Q

FIXED INCOME
GNMA Income Fund                                             A, B, C, Q, M and T
High Yield Fund                                              A, B, C, Q and M
High Yield Fund II                                           A, B, C, Q and T
Lexington Money Market Trust                                 A
Pilgrim Money Market Fund                                    A, B and C
Strategic Income Fund                                        A, B, C and Q

                                                                      APPENDIX E

     As of December 1, 2000, no person owned beneficially or of record 5% or more of the outstanding shares of the specified Class of Pilgrim LargeCap Growth Fund.

     As of December 1, 2000, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of ING Focus
Fund:

                                                   % OF CLASS       % OF FUND       % OF FUND
                                                     BEFORE           BEFORE           AFTER
         NAME AND ADDRESS             CLASS      REORGANIZATION   REORGANIZATION   REORGANIZATION
         ----------------             -----      --------------   --------------   --------------
First Clearing Corp.                  Class B          7.91%           0.87%
Gary Oliver Trust, Acct. #5946-6875   Record
1004 Sand Hill Dr                     Holder
St. Albans, WV 25177-3941

Carn & Co. #02265101                  Class A         21.85%          18.53%
ING Savings Plan                      Record
P.O. Box 96211                        Holder
Washington, DC 20090-6211

ING America Insurance Holdings, Inc.  Class A         62.17%          52.71%
Investment Accounts                   Record
5780 Powers Ferry Rd, NW              Holder
Atlanta, GA 30327

     As of December 1, 2000, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of ING Large Cap Growth Fund:

                                                   % OF CLASS       % OF FUND        % OF FUND
                                                     BEFORE           BEFORE           AFTER
         NAME AND ADDRESS             CLASS      REORGANIZATION   REORGANIZATION   REORGANIZATION
         ----------------             -----      --------------   --------------   --------------
Carn & Co. #02265101                  Class A         20.44%           12.74%
ING Savings Plan                      Record
P.O. Box 96211                        Holder
Washington, DC 20090-6211

ING America Insurance Holdings, Inc.  Class A         56.95%           35.49%
Investment Accounts                   Record
5780 Powers Ferry Rd, NW              Holder
Atlanta, GA 30327

Tribal Government                     Class C         76.85%           16.58%
Forest County Potawatomi Children     Record
P.O. Box 340                          Holder
Crandon, WI  54520

                                     PART B

                              PILGRIM MUTUAL FUNDS

 ------------------------------------------------------------------------------

                       Statement of Additional Information
                               ________ ___, 2000

 ------------------------------------------------------------------------------

Acquisition of the Assets and Liabilities of      By and in Exchange for Shares of
ING Focus Fund and ING Large Cap Growth Fund      Pilgrim LargeCap Growth Fund
(series of ING Funds Trust)                       (a series of Pilgrim Mutual Funds)
1475 Dunwoody Drive                               7337 East Doubletree Ranch Road
West Chester, Pennsylvania 19380                  Scottsdale, Arizona 85258.

This Statement of Additional Information is available to the Shareholders of ING Focus Fund and Large Cap Growth Fund in connection with a proposed transaction whereby all of the assets and liabilities of ING Large Cap Growth Fund and Focus Fund, series of ING Funds Trust, will be transferred to Pilgrim LargeCap Growth Fund, a series of Pilgrim Mutual Funds, in exchange for shares of Pilgrim LargeCap Growth Fund.

This Statement of Additional Information of the Pilgrim Mutual Funds consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for Pilgrim LargeCap Growth Fund, dated November 1, 2000 and as filed on August 25, 2000 and ING Funds Trust dated November 6, 2000 as filed on September 7, 2000.

2. The Financial Statements of Pilgrim LargeCap Growth Fund are included in the Annual Report of Pilgrim Mutual Funds dated June 30, 2000, as filed on September 7, 2000.

3. The Financial Statements of Pilgrim LargeCap Growth Fund are included in the Semi-Annual Report of Pilgrim Mutual Funds dated December 31, 1999, as filed on March 6, 2000.

4. The Financial Statements of ING Focus Fund and Large Cap Growth Fund are included in the Annual Report of ING Funds Trust dated October 31, 1999, as filed on December 29, 1999.

5. The Financial Statement of ING Focus Fund and Large Cap Growth Fund are included in the Semi-Annual Report of ING Funds Trust dated April 30, 2000, as filed on July 7, 2000.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated ________ ___, 2000 relating to the reorganization of ING Focus Fund and Large Cap Growth Fund may be obtained, without charge, by writing to ING Funds Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

     Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the reorganization is consummated, as of June 30, 2000. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and pro forma figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and pro forma figures for the combined Fund. The third table presents Portfolio of Investments (unaudited) for each Fund and pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2000 (UNAUDITED)

                                                      PILGRIM                          ING
                                                     LARGECAP          ING          LARGE CAP
                                                      GROWTH          FOCUS          GROWTH         PRO FORMA          PRO FORMA
                                                       FUND            FUND           FUND         ADJUSTMENTS          COMBINED
                                                   ------------    ------------   ------------    -------------       ------------
ASSETS:
Investments in securities at market value*         $692,005,187   $ 61,301,421    $ 91,944,152                       $ 845,250,760
Repurchase Agreements                                15,448,000      5,920,000       2,032,000                          23,400,000
Cash                                                     48,707         23,365           1,607                              73,679
Receivables:
  Fund shares sold                                    4,625,769             --          22,728                           4,648,497
  Dividends and interest                                 68,627         47,167           8,526                             124,320
  Investment securities sold                         13,331,522             --              --                          13,331,522
  Other                                                      --         29,451          21,921                              51,372
Prepaid expenses                                         41,055         16,688          17,553                              75,296
                                                   ------------    ------------   ------------    -------------      -------------
       Total Assets                                 725,568,867     67,338,092      94,048,487                         886,955,446
                                                   ------------    ------------   ------------    -------------      -------------
LIABILITIES:
Payable for investment securities purchased          26,495,350        807,115          19,947                          27,322,412
Payable for fund shares redeemed                        982,741             --             100                             982,841
Payable to affiliate                                    857,695             --              --                             857,695
Other accrued expenses and liabilities                  195,329        114,129         154,418                             463,876
                                                   ------------   ------------    ------------    -------------      -------------
       Total Liabilities                             28,531,115        921,244         174,465                          29,626,824
                                                   ------------   ------------    ------------    -------------      -------------
NET ASSETS                                         $697,037,752   $ 66,416,848    $ 93,874,022                       $ 857,328,622
                                                   ============   ============    ============    =============      =============
NET ASSETS CONSIST OF:
  Paid-in capital                                  $526,337,994   $ 54,815,686    $ 77,336,260                       $ 658,489,940
  Accumulated net investment loss                            --       (110,762)       (610,808)                           (721,570)
  Accumulated net realized gain on investments        7,618,306      2,052,605       2,084,198                          11,755,109
  Net unrealized appreciation of investments        163,081,452      9,659,319      15,064,372                         187,805,143
                                                   ------------   ------------    ------------    -------------      -------------
  Net Assets                                       $697,037,752   $ 66,416,848    $ 93,874,022                       $ 857,328,622
                                                   ============   ============    ============    =============      =============
CLASS A:
  Net Assets                                       $186,261,267   $ 57,012,974    $ 61,103,600                       $ 304,377,841
  Shares outstanding                                  4,319,579      4,111,627       4,451,225       (5,823,599)(A)      7,058,832
  Net asset value and redemption price per share   $      43.12   $      13.87    $      13.73                       $       43.12
  Maximum offering price per share                 $      45.75   $      14.72    $      14.57                       $       45.75
CLASS B:
  Net Assets                                       $333,256,132   $  4,914,349    $  7,409,958    $   9,239,618 (B)  $ 354,820,057
  Shares outstanding                                  7,760,157        357,596         544,457         (399,866)(B)      8,262,344
  Net asset value and redemption price per share   $      42.94   $      13.74    $      13.61                       $       42.94
  Maximum offering price per share                 $      42.94   $      13.74    $      13.61                       $       42.94
CLASS C:
  Net Assets                                       $152,682,354   $  2,578,552    $ 17,846,845                       $ 173,107,751
  Shares outstanding                                  3,565,404        187,839       1,312,281       (1,023,114)(A)      4,042,410
  Net asset value and redemption price per share   $      42.82   $      13.73    $      13.60                       $       42.82
  Maximum offering price per share                 $      42.82   $      13.73    $      13.60                       $       42.82
CLASS I:
  Net Assets                                                N/A            N/A    $    184,974    $    (184,974)(C)            N/A
  Shares outstanding                                        N/A            N/A          13,411          (13,411)(C)            N/A
  Net asset value and redemption price per share            N/A            N/A    $      13.79                                 N/A
  Maximum offering price per share                          N/A            N/A    $      13.79                                 N/A
CLASS X:
  Net Assets                                                N/A    $ 1,910,973    $  7,328,645    $  (9,239,618)(B)            N/A
  Shares outstanding                                        N/A        139,330         539,454         (678,784)(B)            N/A
  Net asset value and redemption price per share            N/A    $     13.72    $      13.59                                 N/A
  Maximum offering price per share                          N/A    $     13.72    $      13.59                                 N/A
CLASS Q:
  Net Assets                                       $ 24,837,999            N/A             N/A    $     184,974(C)   $  25,022,973
  Shares outstanding                                    568,240            N/A             N/A            4,232(C)         572,472
  Net asset value and redemption price per share   $      43.71            N/A             N/A                       $       43.71
  Maximum offering price per share                 $      43.71            N/A             N/A                       $       43.71

*Cost of Securities                                $528,923,735   $ 51,642,102    $ 76,879,779                       $ 657,445,616

(A)  Reflects new shares issued, net of retired shares of the Fund.
(B)  Reflects the merging of Class X into Class B.
(C)  Reflects the merging of Class I into Class Q.

                 See Accompanying Notes to Financial Statements

                                                PILGRIM                           ING
                                                LARGECAP           ING          LARGE CAP
                                                 GROWTH           FOCUS          GROWTH         PRO FORMA       PRO FORMA
                                                  FUND             FUND           FUND         ADJUSTMENTS       COMBINED
                                              -------------    -----------    ------------    -------------    -------------
                                               YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                JUNE 30,         JUNE 30,       JUNE 30,        JUNE 30,         JUNE 30,
                                                  2000             2000           2000            2000             2000
                                              -------------    -----------    ------------    -------------    -------------
INVESTMENT INCOME:
  Dividends, net of foreign taxes             $     979,861    $   359,760    $    348,841                     $   1,688,462
  Interest                                        1,001,252        315,534         141,377                         1,458,163
                                              -------------    -----------    ------------    -------------    -------------
       Total investment income                    1,981,113        675,294         490,218                         3,146,625
                                              -------------    -----------    ------------    -------------    -------------
EXPENSES:
  Investment management fees                      2,997,541        511,501         516,736         (109,220)(A)    3,916,558
  Distribution expenses
    Class A                                         375,756        337,246         350,682         (366,269)(A)      697,415
    Class B                                       1,990,735         33,478          47,543           70,178 (C)    2,141,935
    Class C                                         824,123         14,164         115,541                           953,828
    Class Q                                          38,960             --              --                            38,960
    Class X                                              --         13,536          56,642          (70,178)(C)           --
  Transfer agent and registrar fees                 638,226        192,751         288,143         (332,107)(A)      787,013
  Shareholder Reporting                             145,839         14,784          28,970                           189,593
  Registration and filing fees                       87,246         50,682          58,470          (87,322)(B)      109,076
  Recordkeeping and pricing fees                     66,942         45,900          46,934          (74,267)(B)       85,509
  Professional fees                                  39,618         30,109          30,794          (48,722)(B)       51,799
  Custodian fees                                     45,643         14,093          20,183                            79,919
  Shareholder servicing fees                         27,554             --              --                            27,554
  Directors' fees                                    16,842            228             369             (478)(B)       16,961
  Insurance                                             998             --              --                               998
  Miscellaneous                                       7,788         12,305          18,137          (24,354)(B)       13,876
  Interest and credit facility fee                   15,244             --              --                            15,244
                                              -------------    -----------    ------------    -------------    -------------
       Total expenses                             7,319,055      1,270,777       1,579,144       (1,042,738)       9,126,238
                                              -------------    -----------    ------------    -------------    -------------
  Less:
    Waived and reimbursed fees                           --        514,137         551,956       (1,066,093)(A)           --
    Earnings credits                                 19,972                                                           19,972
                                              -------------    -----------    ------------    -------------    -------------
    Net expenses                                  7,299,083        756,640       1,027,188           23,355        9,106,266
                                              -------------    -----------    ------------    -------------    -------------
    Net investment income (loss)                 (5,317,970)       (81,346)       (536,970)         (23,355)      (5,959,641)
                                              -------------    -----------    ------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain from:
    Investments                                  13,498,698      3,302,397       2,153,519                        18,954,614
  Net change in unrealized appreciation of:
    Investments                                 147,558,169      3,934,204      10,084,216                       161,576,589
                                              -------------    -----------    ------------    -------------    -------------
  Net gain from investments                     161,056,867      7,236,601      12,237,735                       180,531,203
                                              -------------    -----------    ------------    -------------    -------------
       NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS         $ 155,738,897    $ 7,155,255    $ 11,700,765    $     (23,355)   $ 174,571,562
                                              =============    ===========    ============    =============    =============

(A)  Reflects adjustment in expenses due to effects of proposed contract rate.
(B)  Reflects adjustment in expenses due to elimination of duplicative services.
(C)  Reflects merging of Class X into Class B.

                 See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)
As of June 30, 2000

 PILGRIM                   ING
 LARGECAP       ING     LARGE CAP
  GROWTH       FOCUS     GROWTH    PRO FORMA
  SHARES       SHARES    SHARES     SHARES
  ------       ------    ------     ------
                                               COMMON STOCKS:  98.59%

                                               ADVERTISING:  0.36%
                         19,900     19,900     Interpublic Group Cos. Inc.
                         20,000     20,000     Omnicom Group
                          7,900      7,900     Young & Rubicam Inc.

                                               AEROSPACE/DEFENSE:  0.31%
               33,100               33,100     Boeing Co.
               23,900               23,900     General Dynamics Corp

                                               AUTOMOBILE MANUFACTURING:  0.18%
               27,217               27,217     General Motors Corp

                                               BANKS:  0.46%
               36,100               36,100     Bank of New York Co Inc
                         14,700     14,700     Northern Trust Corp.
                         33,200     33,200     Wells Fargo & Company

                                               BEVERAGES, FOOD & TOBACCO:  0.88%
                         22,500     22,500     Anheuser-Busch Companies Inc.
               68,900               68,900     Kroger Co.
               49,000               49,000     Pepsico, Inc.
                         17,400     17,400     Safeway Inc.
                         33,600     33,600     Sysco Corp.

                                               BIOTECHNOLOGY:  4.33%
    249,100                        249,100  @  Amgen, Inc.
    109,500               4,700    114,200  @  Genentech, Inc.

                                               CELLULAR TELECOMMUNICATIONS:  2.80%
    357,800                        357,800  @  Nextel Communications, Inc.
                         21,600     21,600  @  Sprint Corp. (PCS Group)
               18,950               18,950     Vodafone Group PLC-SP ADR

                                               COMMUNICATIONS - INTERNET:  0.84%
                         19,600     19,600  @  America Online Inc.
                          6,600      6,600     Inktomi Corp.
               33,500               33,500     Psinet Inc.
                         22,500     22,500     Schwab (Charles) Corp.
                          7,800      7,800     TMP Worldwide Inc.
               38,450               38,450     Verio Inc.
                          8,900      8,900  @  Yahoo Inc

                                               COMMUNICATIONS - WIRELESS:  0.20%
               57,915               57,915     Motorola Inc.

                                               COMPUTERS:  14.19%
    363,900              97,000    460,900  @  Cisco Systems
    411,000                        411,000  @  Dell Computer Corp.
               15,000    28,400     43,400  @  EMC Corp-Mass
                         13,200     13,200     Hewlett-Packard Co
    307,900                        307,900  @  Oracle Corp.
    274,100              21,500    295,600  @  Sun Microsystems
    177,250               4,100    181,350  @  Veritas Software Corp.

                                               DIVERSIFIED FINANCIAL SERVICES:  3.69%
                         51,000     51,000     American Express Company
    396,400              27,500    423,900     Citigroup, Inc.
               13,800    27,600     41,400     Morgan Stanley Dean Witter & Company

                                               ELECTRIC - GENERATION:  0.31%
                         35,400     35,400  @  AES Corp.
                         16,400     16,400  @  Calpine Corp.

                                               ELECTRONICS:  0.07%
                          4,900      4,900     Waters Corp.

 PILGRIM                   ING
 LARGECAP       ING     LARGE CAP
  GROWTH       FOCUS     GROWTH    PRO FORMA
  SHARES       SHARES    SHARES     SHARES
  ------       ------    ------     ------
                                               FIBER OPTICS:  10.11%
    168,900                        168,900  @  Ciena Corp.
    109,300               4,900    114,200     Corning, Inc.
    222,300               9,100    231,400  @  JDS Uniphase Corp.

                                               HEALTHCARE - PRODUCTS & SERVICES:  1.59%
               19,000               19,000     Bausch & Lomb Inc
               30,600               30,600     Baxter International Inc.
               14,400    20,900     35,300     Johnson & Johnson
               62,600               62,600     HCA - The Healthcare Company
               87,800               87,800     Health Management Associates Inc
                         32,100     32,100     Medtronic Inc.
               65,100               65,100     Tenet Healthcare Corporation

                                               INSURANCE:  3.05%
    298,300                        298,300     Aetna, Inc.
               18,073    14,450     32,523     American International Group
               40,700               40,700     AON Corp.
               30,500               30,500     Chubb Corp.

                                               LODGING:  3.40%
    907,300                        907,300     MGM Grand, Inc.

                                               MANUFACTURING - MISC:  0.68%
                         94,800     94,800     General Electric Company
               25,112               25,112     Honeywell International Inc

                                               MEDIA:  9.47%
    831,024    89,250              920,274  @  AT&T-Liberty Media Corp.
    284,600                        284,600  @  Cablevision Systems - Class A
    407,600                        407,600  @  Infinity Broadcasting Corp.
                          8,700      8,700     Univision Communications Inc.
               13,600               13,600     Time Warner Inc
    299,400    33,689              333,089  @  Viacom, Inc. - Class B

                                               OIL & GAS PRODUCERS:  2.30%
                         13,300     13,300     Anadarko Petroleum Corp.
                         11,700     11,700     Apache Corp.
                         13,600     13,600     EOG Resources Inc.
    467,500                        467,500     Santa Fe Int'l Corp.
               30,500               30,500     Texaco Inc

                                               OIL & GAS SERVICES:  2.71%
               28,800               28,800     Halliburton Co
    549,300                        549,300  @  Weatherford Int'l, Inc.

                                               PHARMACEUTICALS:  1.41%
                         31,600     31,600     Bristol-Myers Squibb Co.
                         17,000     17,000     Cardinal Health Inc.
                         32,400     32,400     Eli Lilly & Co.
               16,100               16,100     Express Scripts Inc.
                         98,325     98,325     Pfizer Inc

                                               PIPELINES:  2.84%
    355,100                        355,100     Enron
               34,100               34,100     Williams Cos. Inc.

                                               REITS: - OFFICE PROPERTY:  0.16%
               50,900               50,900     Equity Office Properties Trust

                                               RETAIL:  3.35%
               69,300               69,300     TJX Companies Inc.
    442,400              33,900    476,300     Wal-Mart Stores, Inc.

                                               SATELLITE TELECOMMUNICATIONS:  2.35%
    229,500                        229,500  @  General Motors Corp. - Class H

                                               SEMICONDUCTOR:  9.93%
    273,100              14,700    287,800  @  Applied Materials, Inc.
                          6,000      6,000  @  Broadcom Corp
    219,700              40,500    260,200     Intel Corp.
                          5,400      5,400  @  Kla-Tencor Corp.
                          9,400      9,400     Linear Technology Corp.
                          8,400      8,400  @  Novellus Systems Inc.
    270,500              30,000    300,500     Texas Instruments, Inc.

 PILGRIM                   ING
 LARGECAP       ING     LARGE CAP
  GROWTH       FOCUS     GROWTH    PRO FORMA
  SHARES       SHARES    SHARES     SHARES
  ------       ------    ------     ------
                         11,400     11,400  @  Xilinx Inc.

                                               SOFTWARE:  3.06%
               37,400               37,400     First Data Corp.
                          6,300      6,300  @  Mercury Interactive Corp.
                         60,200     60,200  @  Microsoft Corp
               11,400     4,400     15,800  @  Siebel Systems Inc
     92,903                         92,903     VeriSign, Inc.

                                               TELECOMMUNICATION SERVICES:  4.44%
                          7,350      7,350  @  Allegiance Telecom Inc
               22,329               22,329     AT&T Corp.
               10,700               10,700     Hughes Electronics Corp.
                         26,800     26,800     Lucent Technologies Inc.
                         20,500     20,500  @  McLeodUSA Inc.
                          9,200      9,200  @  Metromedia Fiber Network Inc.
               19,875               19,875     NTL Incorporated
                         17,800     17,800     Nextlink Communications
    413,700                        413,700  @  Qwest Communications Int'l
               29,300               29,300     SBC Communications Inc
               34,100               34,100     Verizon Communications
                         43,300     43,300  @  WorldCom Inc

                                               TELECOMMUNICATION EQUIPMENT:  6.44%
               38,100               38,100     ADC Telecommunications Inc.
                          6,200      6,200  @  Comverse Technology Inc.
    422,500                        422,500     Nokia Corp. ADR
    385,700                        385,700     Nortel Networks Corp.
               80,400               80,400     Telefonaktiebolaget LM Ericsson

                                               TRANSPORTATION:  0.09%
                         13,500     13,500     United Parcel Service Inc.

                                               WIRELESS EQUIPMENT:  2.85%
    119,300                        119,300  @  Aether Systems, Inc.

                                               TOTAL COMMON STOCKS (COST: $528,923,735,
                                                 $51,642,102, $76,879,779, $657,445,616)

                                               TOTAL LONG-TERM INVESTMENTS (COST: $528,923,735,
                                                 $51,642,102, $76,879,779, $657,445,616)

                PRINCIPAL AMOUNT                          SHORT-TERM INVESTMENTS:  2.73%
-----------------------------------------------------
                                                          Repurchase Agreement:  2.73%
                                                          State Street Bank & Trust  Repurchase Agreement,
$15,448,000                               $15,448,000       6.200%, due 07/03/00
                                                          State Street Bank & Trust  Repurchase Agreement,
               $5,920,000      2,032,000    7,952,000       6.550%, due 07/03/00
                                                          TOTAL SHORT-TERM INVESTMENTS  (COST: $15,448,000,
                                                            $5,920,000, $2,032,000, $23,400,000)


                                                           TOTAL INVESTMENTS IN SECURITIES  (COST: $544,371,735,
                                                             $57,562,102, $78,911,779, $680,845,616)
                                                           OTHER ASSETS AND LIABILITIES-NET


                                                           NET ASSETS

 @    Non-income producing security
 ADR  American Depository Receipt

                 See Accompanying Notes to Financial Statements

                                                                    PILGRIM                         ING
                                                                    LARGECAP          ING        LARGE CAP
                                                                     GROWTH          FOCUS        GROWTH       PRO FORMA
                                                                  MARKET VALUE    MARKET VALUE  MARKET VALUE  MARKET VALUE
                                                                  ------------    ------------  ------------  ------------
COMMON STOCKS: 98.59%

ADVERTISING: 0.36%
Interpublic Group Cos. Inc.                                                                     $   855,700    $   855,700
Omnicom Group                                                                                     1,781,250      1,781,250
Young & Rubicam Inc.                                                                                451,781        451,781
                                                                  ------------    -----------   -----------   ------------
                                                                            --             --     3,088,731      3,088,731
                                                                  ------------    -----------   -----------   ------------
AEROSPACE/DEFENSE: 0.31%
Boeing Co.                                                                         $1,383,994                    1,383,994
General Dynamics Corp                                                               1,248,775                    1,248,775
                                                                  ------------    -----------   -----------   ------------
                                                                            --      2,632,769            --      2,632,769
                                                                  ------------    -----------   -----------   ------------
AUTOMOBILE MANUFACTURING: 0.18%
General Motors Corp                                                                 1,580,287                    1,580,287
                                                                  ------------    -----------   -----------   ------------
BANKS: 0.46%
Bank of New York Co Inc                                                             1,678,650                    1,678,650
Northern Trust Corp.                                                                  956,419                      956,419
Wells Fargo & Company                                                               1,286,500                    1,286,500
                                                                  ------------    -----------   -----------   ------------
                                                                            --      1,678,650     2,242,919      3,921,569
                                                                  ------------    -----------   -----------   ------------
BEVERAGES, FOOD & TOBACCO: 0.88%
Anheuser-Busch Companies Inc.                                                       1,680,469                    1,680,469
Kroger Co.                                                                          1,520,106                    1,520,106
Pepsico, Inc.                                                                       2,177,437                    2,177,437
Safeway Inc.                                                                                        785,175        785,175
Sysco Corp.                                                                                       1,415,400      1,415,400
                                                                  ------------    -----------   -----------   ------------
                                                                            --      3,697,543     3,881,044      7,578,587
                                                                  ------------    -----------   -----------   ------------
BIOTECHNOLOGY: 4.33%
Amgen, Inc.                                                       $ 17,499,275                                  17,499,275
Genentech, Inc.                                                     18,834,000                      808,400     19,642,400
                                                                  ------------    -----------   -----------   ------------
                                                                    36,333,275             --       808,400     37,141,675
                                                                  ------------    -----------   -----------   ------------
CELLULAR TELECOMMUNICATIONS: 2.80%
Nextel Communications, Inc.                                         21,892,888                                  21,892,888
Sprint Corp. (PCS Group)                                                                          1,285,200      1,285,200
Vodafone Group PLC-SP ADR                                                             785,241                      785,241
                                                                  ------------    -----------   -----------   ------------
                                                                    21,892,888        785,241     1,285,200     23,963,329
                                                                  ------------     ----------   -----------    -----------
COMMUNICATIONS - INTERNET: 0.84%
America Online Inc.                                                                               1,033,900      1,033,900
Inktomi Corp.                                                                                       780,450        780,450
Psinet Inc.                                                                           841,687                      841,687
Schwab (Charles) Corp.                                                                              756,562        756,562
TMP Worldwide Inc.                                                                                  575,738        575,738
Verio Inc.                                                                          2,133,374                    2,133,374
Yahoo Inc                                                                                         1,102,488      1,102,488
                                                                  ------------    -----------   -----------   ------------
                                                                            --      2,975,061     4,249,138      7,224,199
                                                                  ------------    -----------   -----------   ------------
COMMUNICATIONS - WIRELESS: 0.20%
Motorola Inc.                                                                       1,683,155                    1,683,155
                                                                  ------------    -----------   -----------   ------------
COMPUTERS: 14.19%
Cisco Systems                                                       23,130,394                    6,165,562     29,295,956
Dell Computer Corp.                                                 20,267,437                                  20,267,437
EMC Corp-Mass                                                                       1,154,063     2,185,025      3,339,088
Hewlett-Packard Co                                                                                1,648,350      1,648,350
Oracle Corp.                                                        25,882,844                                  25,882,844
Sun Microsystems                                                    24,925,969                    1,955,156     26,881,125
Veritas Software Corp.                                              20,032,020                      463,364     20,495,384
                                                                  ------------    -----------   -----------   ------------
                                                                   114,238,664      1,154,063    12,417,457    127,810,183
                                                                  ------------    -----------   -----------   ------------
DIVERSIFIED FINANCIAL SERVICES: 3.69%
American Express Company                                                                          2,658,375      2,658,375
Citigroup, Inc.                                                     23,883,100                    1,656,875     25,539,975
Morgan Stanley Dean Witter & Company                                               1,148,850      2,297,700      3,446,550
                                                                  ------------    -----------   -----------   ------------
                                                                    23,883,100      1,148,850     6,612,950     31,644,900
                                                                  ------------    -----------   -----------   ------------
ELECTRIC - GENERATION: 0.31%
AES Corp.                                                                                         1,615,125      1,615,125
Calpine Corp.                                                                                     1,078,300      1,078,300
                                                                  ------------    -----------   -----------   ------------
                                                                            --             --     2,693,425      2,693,425
                                                                  ------------    -----------   -----------   ------------

                                                                    PILGRIM                        ING
                                                                    LARGECAP          ING        LARGE CAP
                                                                     GROWTH          FOCUS        GROWTH       PRO FORMA
                                                                  MARKET VALUE    MARKET VALUE  MARKET VALUE  MARKET VALUE
                                                                  ------------    ------------  ------------  ------------
ELECTRONICS: 0.07%
Waters Corp.                                                                                        611,581        611,581
                                                                  ------------    -----------   -----------   ------------
FIBER OPTICS: 10.11%
Ciena Corp.                                                         28,153,518                                  28,153,518
Corning, Inc.                                                       29,497,337                    1,322,387     30,819,724
JDS Uniphase Corp.                                                  26,648,213                    1,090,862     27,739,075
                                                                  ------------    -----------   -----------   ------------
                                                                    84,299,068             --     2,413,249     86,712,317
                                                                  ------------    -----------   -----------   ------------
HEALTHCARE - PRODUCTS & SERVICES: 1.59%
Bausch & Lomb Inc                                                                   1,470,125                    1,470,125
Baxter International Inc.                                                           2,151,562                    2,151,562
Johnson & Johnson                                                                   1,467,000     2,129,188      3,596,188
HCA - The Healthcare Company                                                        1,901,475                    1,901,475
Health Management Associates Inc                                                    1,146,888                    1,146,888
Medtronic Inc.                                                                                    1,598,981      1,598,981
Tenet Healthcare Corporation                                                        1,757,700                    1,757,700
                                                                  ------------    -----------   -----------   ------------
                                                                            --      9,894,750     3,728,169     13,622,919
                                                                  ------------    -----------   -----------   ------------

INSURANCE: 3.05%
Aetna, Inc.                                                         19,147,131                                  19,147,131
American International Group                                                        2,123,577     1,697,875      3,821,452
AON Corp.                                                                           1,264,244                    1,264,244
Chubb Corp.                                                                         1,875,750                    1,875,750
                                                                  ------------    -----------   -----------   ------------
                                                                    19,147,131      5,263,571     1,697,875     26,108,577
                                                                  ------------    -----------   -----------   ------------
LODGING: 3.40%
MGM Grand, Inc.                                                     29,147,013                                  29,147,013
                                                                  ------------    -----------   -----------   ------------
MANUFACTURING - MISC: 0.68%
General Electric Company                                                                         5,024,400       5,024,400
Honeywell International Inc                                                           845,961                      845,961
                                                                  ------------    -----------   -----------   ------------
                                                                            --        845,961     5,024,400      5,870,361
                                                                  ------------    -----------   -----------   ------------
MEDIA: 9.47%
AT&T-Liberty Media Corp.                                            20,152,331      2,164,312                   22,316,643
Cablevision Systems - Class A                                       19,317,225                                  19,317,225
Infinity Broadcasting Corp.                                         14,851,925                                  14,851,925
Univision Communications Inc.                                                                       900,450        900,450
Time Warner Inc                                                                     1,033,600                    1,033,600
Viacom, Inc. - Class B                                              20,471,475      2,297,169                   22,768,644
                                                                  ------------    -----------   -----------   ------------
                                                                    74,792,956      5,495,081       900,450     81,188,487
                                                                  ------------    -----------   -----------   ------------
OIL & GAS PRODUCERS: 2.30%
Anadarko Petroleum Corp.                                                                            655,856        655,856
Apache Corp.                                                                                        688,106        688,106
EOG Resources Inc.                                                                                  455,600        455,600
Santa Fe Int'l Corp.                                                16,333,281                                  16,333,281
Texaco Inc                                                                          1,624,125                    1,624,125
                                                                  ------------    -----------   -----------   ------------
                                                                    16,333,281      1,624,125     1,799,562     19,756,968
                                                                  ------------    -----------   -----------   ------------
OIL & GAS SERVICES: 2.71%
Halliburton Co                                                                      1,359,000                    1,359,000
Weatherford Int'l, Inc.                                             21,869,006                                  21,869,006
                                                                  ------------    -----------   -----------   ------------
                                                                    21,869,006      1,359,000            --     23,228,006
                                                                  ------------    -----------   -----------   ------------
PHARMACEUTICALS: 1.41%
Bristol-Myers Squibb Co.                                                                          1,840,700      1,840,700
Cardinal Health Inc.                                                                              1,258,000      1,258,000
Eli Lilly & Co.                                                                                   3,235,950      3,235,950
Express Scripts Inc.                                                                1,000,212                    1,000,212
Pfizer Inc                                                                                        4,719,600      4,719,600
                                                                  ------------    -----------   -----------   ------------
                                                                            --      1,000,212    11,054,250     12,054,462
                                                                  ------------    -----------   -----------   ------------
PIPELINES: 2.84%
Enron                                                               22,903,950                                  22,903,950
Williams Cos. Inc.                                                                  1,421,544                    1,421,544
                                                                  ------------    -----------   -----------   ------------
                                                                    22,903,950      1,421,544            --     24,325,494
                                                                  ------------    -----------   -----------   ------------
REITS: - OFFICE PROPERTY: 0.16%
Equity Office Properties Trust                                                      1,402,931                    1,402,931
                                                                  ------------    -----------   -----------   ------------
RETAIL: 3.35%
TJX Companies Inc.                                                                  1,299,375                    1,299,375
Wal-Mart Stores, Inc.                                               25,493,300                    1,953,488     27,446,788
                                                                  ------------    -----------   -----------   ------------
                                                                    25,493,300      1,299,375     1,953,488     28,746,163
                                                                  ------------    -----------   -----------   ------------
SATELLITE TELECOMMUNICATIONS: 2.35%
General Motors Corp. - Class H                                      20,138,625                                  20,138,625
                                                                  ------------    -----------   -----------   ------------

                                                                    PILGRIM                        ING
                                                                    LARGECAP          ING        LARGE CAP
                                                                     GROWTH          FOCUS        GROWTH       PRO FORMA
                                                                  MARKET VALUE    MARKET VALUE  MARKET VALUE  MARKET VALUE
                                                                  ------------    ------------  ------------  ------------
SEMICONDUCTOR: 9.93%
Applied Materials, Inc.                                             24,749,687                    1,332,187     26,081,874
Broadcom Corp                                                                                     1,313,625      1,313,625
Intel Corp.                                                         29,371,144                    5,414,344     34,785,488
Kla-Tencor Corp.                                                                                    316,237        316,237
Linear Technology Corp.                                                                             601,013        601,013
Novellus Systems Inc.                                                                               475,125        475,125
Texas Instruments, Inc.                                             18,579,969                    2,060,625     20,640,594
Xilinx Inc.                                                                                         941,213        941,213
                                                                  ------------    -----------   -----------   ------------
                                                                    72,700,800             --    12,454,369     85,155,169
                                                                  ------------    -----------   -----------   ------------
SOFTWARE: 3.06%
First Data Corp.                                                                    1,855,975                    1,855,975
Mercury Interactive Corp.                                                                           609,525        609,525
Microsoft Corp                                                                                    4,816,000      4,816,000
Siebel Systems Inc                                                                  1,864,613       719,675      2,584,288
VeriSign, Inc.                                                      16,397,291                                  16,397,291
                                                                  ------------    -----------   -----------   ------------
                                                                    16,397,291      3,720,588     6,145,200     26,263,079
                                                                  ------------    -----------   -----------   ------------
TELECOMMUNICATION SERVICES: 3.72%
Allegiance Telecom Inc                                                                              470,400        470,400
AT&T Corp.                                                                            706,155                      706,155
Hughes Electronics Corp.                                                              938,925                      938,925
Lucent Technologies Inc.                                                                          1,587,900      1,587,900
McLeodUSA Inc.                                                                                      424,094        424,094
Metromedia Fiber Network Inc.                                                                       365,125        365,125
NTL Incorporated                                                                    1,190,016                    1,190,016
Nextlink Communications                                                                             675,288        675,288
Qwest Communications Int'l                                          20,555,719                                  20,555,719
SBC Communications Inc                                                              1,267,225                    1,267,225
Verizon Communications                                                              1,732,706                    1,732,706
WorldCom Inc                                                                                      1,986,388      1,986,388
                                                                  ------------    -----------   -----------   ------------
                                                                    20,555,719      5,835,027     5,509,195     31,899,941
                                                                  ------------    -----------   -----------   ------------
TELECOMMUNICATION EQUIPMENT: 6.16%
ADC Telecommunications Inc.                                                         3,195,637                    3,195,637
Comverse Technology Inc.                                                                            576,600        576,600
Nokia Corp. ADR                                                     21,098,595                                  21,098,595
Nortel Networks Corp.                                               26,324,025                                  26,324,025
Telefonaktiebolaget LM Ericsson                                                     1,608,000                    1,608,000
                                                                  ------------    -----------   -----------   ------------
                                                                    47,422,620      4,803,637       576,600     52,802,857
                                                                  ------------    -----------   -----------   ------------
TRANSPORTATION: 0.09%
United Parcel Service Inc.                                                                          796,500        796,500
                                                                  ------------    -----------   -----------   ------------
WIRELESS EQUIPMENT: 2.85%
Aether Systems, Inc.                                                24,456,500                                  24,456,500
                                                                  ------------    -----------   -----------   ------------

TOTAL COMMON STOCKS (COST: $528,923,735,
  $51,642,102, $76,879,779, $657,445,616)                          692,005,187     61,301,421    91,944,152    845,250,760
                                                                  ------------    -----------   -----------   ------------

TOTAL LONG-TERM INVESTMENTS (COST: $528,923,735,
  $51,642,102, $76,879,779, $657,445,616)                          692,005,187     61,301,421    91,944,152    845,250,760
                                                                  ------------    -----------   -----------   ------------
SHORT-TERM INVESTMENTS:  2.73%

Repurchase Agreement:  2.73%
State Street Bank & Trust Repurchase Agreement,
  6.200%, due 07/03/00                                              15,448,000                                 15,448,000
State Street Bank & Trust Repurchase Agreement,
  6.550%, due 07/03/00                                                              5,920,000     2,032,000     7,952,000
TOTAL SHORT-TERM INVESTMENTS (COST: $15,448,000,
  $5,920,000, $2,032,000, $23,400,000)                              15,448,000      5,920,000     2,032,000     23,400,000
                                                                  ------------    -----------   -----------   ------------

TOTAL INVESTMENTS IN SECURITIES (COST: $544,371,735,
  $57,562,102, $78,911,779, $680,845,616)               101.32%    707,453,187     67,221,421    93,976,152    868,650,760
OTHER ASSETS AND LIABILITIES-NET                         -1.32%    (10,415,435)      (804,573)     (102,130)   (11,322,138)
                                                        ------    ------------    -----------   -----------   ------------
NET ASSETS                                              100.00%   $697,037,752    $66,416,848   $93,874,022   $857,328,622
                                                        ======    ============    ===========   ===========   ============

                 See Accompanying Notes to Financial Statements

     Shown below are presentations of Annual Fund Operating Expenses on a PRO FORMA basis. The table PRO FORMA I presents annual fund operating expenses assuming that the reorganization with the ING Focus Fund is consummated, but not the reorganization with the ING Large Cap Growth Fund. The table PRO FORMA II presents annual fund operating expenses assuming that the reorganization with the ING Large Cap Growth Fund is consummated, but not the ING Focus Fund. The table PRO Forma III presents annual fund operating expenses assuming that the reorganizations with both the ING Large Cap Growth Fund and the ING Focus Fund are consummated. PRO FORMA tables I and II are presented in case one of the reorganizations is not consummated, which could occur if the reorganization is cancelled or because shareholders do not approve it. These abbreviated PRO FORMA presentations are presented, and not full PRO FORMA presentations of financial statements, because the latter are not practicable and may be of limited utility.

PROFORMA I: Proposed Reorganization of ING Focus Fund into Pilgrim LargeCap Growth Fund (assumes reorganization of ING Large Cap Growth Fund does not occur)
(1)

                                             Distribution
                                            and Shareholder              Total Fund
                              Management   Servicing (12b-1)   Other     Operating     Fee Waiver     Net Fund
                                 Fees           Fees (2)      Expenses    Expenses    by Adviser(3)   Expenses
                                 ----           --------      --------    --------    -------------   --------
Class A
ING Focus Fund                   1.00%            0.35%(4)      0.57%       1.92%         -0.52%        1.40%
Pilgrim LargeCap Growth Fund     0.75%            0.35%         0.26%       1.36%          0.00%        1.36%
Pro Forma                        0.75%            0.35%         0.25%       1.35%          0.00%        1.35%

Class B
ING Focus Fund                   1.00%            1.00%         0.57%       2.57%         -0.52%        2.05%
Pilgrim LargeCap Growth Fund     0.75%            1.00%         0.26%       2.01%          0.00%        2.01%
Pro Forma                        0.75%            1.00%         0.25%       2.00%          0.00%        2.00%

Class C
ING Focus Fund                   1.00%            1.00%         0.57%       2.57%         -0.52%        2.05%
Pilgrim LargeCap Growth Fund     0.75%            1.00%         0.26%       2.01%          0.00%        2.01%
Pro Forma                        0.75%            1.00%         0.25%       2.00%          0.00%        2.00%

----------
(1) The fiscal year end for the ING Focus Fund is October 31. The fiscal year end for the Pilgrim LargeCap Growth Fund is June 30. Expenses of the Funds and Pro forma expenses are estimated based upon expenses incurred by each Fund for the twelve month period ended June 30, 2000. The expenses for ING Focus Fund have been adjusted for current expenses of contracts and 12b-1 plans which were in effect on November 6, 2000. Pro forma results are adjusted for anticipated contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.
(3) ING Pilgrim Investments has entered into an expense limitation agreement with Pilgrim LargeCap Growth Fund under which it will limit expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to 1.60%, 2.25% and 2.25% for Classes A, B and C, respectively. IMFC has entered into an expense limitation contract that limits expenses(excluding interest, taxes, brokerage and extraordinary expenses) for ING Focus Fund to annual rates of 1.40%, 2.05% and 2.05% for Class A, Class B and Class C shares, respectively.
(4) Prior to November 6, 2000, the Class A distribution fee was 0.50% and the shareholder servicing fee was 0.25% of net assets.

                 See Accompanying Notes to Financial Statements

PROFORMA II: Proposed Reorganization of ING Large Cap Growth Fund into Pilgrim LargeCap Growth Fund (assumes reorganization of ING Focus Fund does not occur)
(1)

                                             Distribution
                                            and Shareholder              Total Fund
                              Management   Servicing (12b-1)   Other     Operating     Fee Waiver     Net Fund
                                 Fees           Fees (2)      Expenses    Expenses    by Adviser(3)   Expenses
                                 ----           --------      --------    --------    -------------   --------
Class A
ING Large Cap Growth Fund        0.75%            0.35%(4)      0.55%       1.65%         -0.36%        1.29%
Pilgrim LargeCap Growth Fund     0.75%            0.35%         0.26%       1.36%          0.00%        1.36%
Pro Forma                        0.75%            0.35%         0.25%       1.35%          0.00%        1.35%

Class B
ING Large Cap Growth Fund        0.75%            1.00%         0.55%       2.30%         -0.36%        1.94%
Pilgrim LargeCap Growth Fund     0.75%            1.00%         0.26%       2.01%          0.00%        2.01%
Pro Forma                        0.75%            1.00%         0.25%       2.00%          0.00%        2.00%

Class C
ING Large Cap Growth Fund        0.75%            1.00%         0.55%       2.30%         -0.36%        1.94%
Pilgrim LargeCap Growth Fund     0.75%            1.00%         0.26%       2.01%          0.00%        2.01%
Pro Forma                        0.75%            1.00%         0.25%       2.00%          0.00%        2.00%

Class I (ING)/Class Q (Pilgrim)
ING Large Cap Growth Fund        0.75%            0.00%         0.55%       1.30%         -0.56%        0.74%
Pilgrim LargeCap Growth Fund     0.75%            0.25%         0.26%       1.26%          0.00%        1.26%
Pro Forma                        0.75%            0.25%         0.25%       1.25%          0.00%        1.25%

----------
(1) The fiscal year end for the ING Large Cap Growth Fund is October 31. The fiscal year end for the Pilgrim LargeCap Growth Fund is June 30. Expenses of the Funds and Pro forma expenses are estimated based upon expenses incurred by each Fund for the twelve month period ended June 30, 2000. The expenses for ING Large Cap Growth Fund have been adjusted for current expenses of contracts and 12b-1 plans which were in effect on November 6, 2000. Pro forma results are adjusted for anticipated contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.
(3) ING Pilgrim Investments has entered into an expense limitation agreement with Pilgrim LargeCap Growth Fund under which it will limit expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to 1.60%, 2.25%, 2.25% and 1.25% for Classes A, B, C and Q respectively. IMFC has entered into an expense limitation contract that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for ING Large Cap Fund to annual rates of 1.29%, 1.94%, 1.94% and 0.74% for Class A, Class B, Class C and Class I shares, respectively.
(4) Prior to November 6, 2000, the Class A distribution fee was 0.50% and the shareholder servicing fee was 0.25% of net assets.

                 See Accompanying Notes to Financial Statements

PROFORMA III: Proposed Reorganization of ING Focus Fund and ING Large Cap Growth Fund into Pilgrim LargeCap Growth Fund.

                                             Distribution
                                            and Shareholder              Total Fund
                              Management   Servicing (12b-1)   Other     Operating     Fee Waiver     Net Fund
                                 Fees           Fees (2)      Expenses    Expenses    by Adviser(3)   Expenses
                                 ----           --------      --------    --------    -------------   --------
Class A
ING Focus Fund                   1.00%            0.35%(4)      0.57%       1.92%         -0.52%        1.40%
ING Large Cap Growth Fund        0.75%            0.35%(4)      0.55%       1.65%         -0.36%        1.29%
Pilgrim LargeCap Growth Fund     0.75%            0.35%         0.26%       1.36%          0.00%        1.36%
Pro Forma                        0.75%            0.35%         0.20%       1.30%          0.00%        1.30%

Class B
ING Focus Fund                   1.00%            1.00%         0.57%       2.57%         -0.52%        2.05%
ING Large Cap Growth Fund        0.75%            1.00%         0.55%       2.30%         -0.36%        1.94%
Pilgrim LargeCap Growth Fund     0.75%            1.00%         0.26%       2.01%          0.00%        2.01%
Pro Forma                        0.75%            1.00%         0.20%       1.95%          0.00%        1.95%

Class C
ING Focus Fund                   1.00%            1.00%         0.57%       2.57%         -0.52%        2.05%
ING Large Cap Growth Fund        0.75%            1.00%         0.55%       2.30%         -0.36%        1.94%
Pilgrim LargeCap Growth Fund     0.75%            1.00%         0.26%       2.01%          0.00%        2.01%
Pro Forma                        0.75%            1.00%         0.20%       1.95%          0.00%        1.95%

Class I (ING)/Class Q (Pilgrim)
ING Focus Fund                    N/A              N/A           N/A         N/A            N/A          N/A
ING Large Cap Growth Fund        0.75%            0.00%         0.55%       1.30%         -0.56%        0.74%
Pilgrim LargeCap Growth Fund     0.75%            0.25%         0.26%       1.26%          0.00%        1.26%
Pro Forma                        0.75%            0.25%         0.20%       1.20%          0.00%        1.20%

----------
(1) The fiscal year end for the Disappearing Funds is October 31. The fiscal year end for the Pilgrim LargeCap Growth Fund is June 30. Expenses of the Funds and Pro forma expenses are estimated based upon expenses incurred by each Fund for the twelve month period ended June 30, 2000. The expenses for the Disappearing Funds have been adjusted for current expenses of contracts and 12b-1 plans which were in effect on November 6, 2000. Pro forma results are adjusted for anticipated contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.
(3) ING Pilgrim Investments has entered into an expense limitation agreement with Pilgrim LargeCap Growth Fund under which it will limit expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to 1.60%, 2.25%, 2.25% and 1.25% for Classes A, B, C and Q respectively. IMFC has entered into an expense limitation contract that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for ING Focus Fund to annual rates of 1.40%, 2.05% and 2.05% for Class A, Class B and Class C shares, respectively. IMFC has also entered into an expense limitation contract that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for ING Large Cap Growth Fund to 1.29%, 1.94%, 1.94% and 0.74% for Class A, Class B, Class C and Class I shares, respectively. IMCF has agreed that the expense limitations shown in the table will apply to the Disappearing Funds until at least February 28, 2001.
(4) Prior to November 6, 2000, the Class A distribution fee was 0.50% and the shareholder servicing fee was 0.25% of net assets.

                 See Accompanying Notes to Financial Statements

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

     On November 2, 2000, the Board of Pilgrim LargeCap Growth Fund and on November 16, 2000 the Boards of ING Focus Fund ("Focus Fund") and ING Large Cap Growth Fund, approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of Focus Fund and ING Large Cap Growth Fund, Pilgrim LargeCap Growth Fund will acquire all of the assets of the Focus Fund and ING Large Cap Growth Fund subject to the liabilities of such Funds, in exchange for a number of shares equal to the pro rata net assets of shares of the Pilgrim LargeCap Growth Fund (the "Merger").

     The Merger will be accounted for as a tax free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2000. The unaudited pro forma portfolio of investments, and unaudited pro forma statement of assets and liabilities reflect the financial position of Pilgrim LargeCap Growth Fund, Focus Fund and ING Large Cap Growth Fund at June 30, 2000. The unaudited pro forma statement of operations reflects the results of operations of Pilgrim LargeCap Growth Fund, Focus Fund and ING Large Cap Growth Fund for the year ended June 30, 2000. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Pilgrim LargeCap Growth Fund, Focus Fund and ING Large Cap Growth Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Pilgrim LargeCap Growth Fund for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited pro forma statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's Custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - FOREIGN CURRENCY TRANSACTIONS:

     The books and records of the funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the day.

     (2) Purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from the investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those in the United States.

NOTE 4 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of beneficial interest issued in connection with the proposed acquisition of Focus Fund and ING Large Cap Growth Fund by Pilgrim LargeCap Growth Fund as of June 30, 2000. The number of additional shares issued was calculated by dividing the net asset value of each Class of Focus Fund and ING Large Cap Growth Fund by the respective Class net asset value per share of Pilgrim LargeCap Growth Fund.

NOTE 5  - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on June 30, 2000. Focus Fund and ING Large Cap Growth Fund expenses were adjusted assuming Pilgrim LargeCap Growth Fund's fee structure was in effect for the year ended June 30, 2000.

NOTE 6 - MERGER COSTS:

     Merger costs are estimated at approximately $125,000 and are not included in the unaudited pro forma statement of operations since these costs are not recurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

NOTE 7 - FEDERAL INCOME TAXES:

     It is the policy of the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

     Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (A) Form of Certificate of Trust of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (B) Form of Certificate of Amendment of Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (C) Form of Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (D) Form of Establishment of Additional Series - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (E) Form of Establishment of Additional Series- Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (F) Form of Amendment No. 2 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (G) Form of Amendment No. 3 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (H) Form of Amendment No. 4 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (I) Form of Amendment No. 5 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (J) Form of Amendment No. 6 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (K) Form of Amendment No. 7 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (L) Form of Amendment No. 8 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (M) Form of Amendment No. 9 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (N)  Form of Amendment No. 10 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

     (O)  Form of Amendment No. 11 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

     (P)  Form of Amendment No. 12 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

     (Q)  Form of Amendment No. 13 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (R)  Form of Amendment No. 14 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 40 to Registrants form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.

     (S)  Form of Amendment No. 15 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

     (T)  Form of Amendment No. 16 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

     (U)  Form of Amendment No. 17 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

     (V)  Form of Amendment No. 18 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

     (W)  Form of Amendment No. 19 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

     (X)  Form of Amendment No. 20 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

     (Y)  Form of Amendment No. 21 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

     (Z) Form of Certificate of Amendment to Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (AA) Form of Amendment No. 22 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (BB) Form of Amendment No. 23 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (CC) Form of Amendment No. 24 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

(2) (A) Form of Amended Bylaws of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (B) Form of Amendment to Section 2.5 of Bylaws of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(3)  Not Applicable

(4) (A) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds on behalf of Pilgrim LargeCap Growth Fund, and ING Funds Trust on behalf of ING Large Cap Growth Fund.

     (B) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds on behalf of Pilgrim LargeCap Growth Fund, and ING Funds Trust on behalf of ING Focus Fund.

(5)  Not Applicable.

(6) Form of Investment Management Agreement between the Trust and Pilgrim Investments, Inc.- Filed as an exhibit to Post-Effective Amendment No. 80 to the Registrant's Form N-14 Registration Statement as filed on November 1, 2000 and incorporated herein by reference.

(7) Form of Underwriting Agreement between the Trust and Pilgrim Securities, Inc.- Filed as an exhibit to the Registrant's Form N-14 Registration Statement on November 29, 2000 and incorporated herein by reference.

(8)  Not Applicable.

(9) (A) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

     (B) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

     (C) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998
          - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

     (D) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (E) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (F) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (G) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (H) Form of Custodian Agreement with Investors Fiduciary Trust Company - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

(10) (A)  Form of Amended and Restated Service and Distribution Plan for Class A
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (B)  Form of Amended and Restated Service and Distribution Plan for Class B
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (C)  Form of Amended and Restated Service and Distribution Plan for Class C
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (D) Form of Amended and Restated Service Plan for Class Q - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (E) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (F) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (G) Form of Amendment to Amended and Restated Service and Distribution Plan for Class A - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

     (H) Form of Amendment to Amended and Restated Service and Distribution Plan for Class T - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.

     (I) Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel

(12) Form of Opinions and Consents of Counsel supporting tax matters and consequences

(13) (A) Form of Administration Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (B) Form of Agency Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (C) Form of Shareholder Service Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (D) Form of Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (E) Form of Recordkeeping Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (F) Form of Expense Limitation Agreement pertaining to Money Market Fund - Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

     (G) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Reserve Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with Pilgrim Securities, Inc. - Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

     (H) Form of Amended and Restated Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

(14) Consents of Independent Auditors

(15) Not Applicable

(16) Powers of Attorney

(17) Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 15th of December, 2000.


                                        PILGRIM MUTUAL FUNDS

                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy
                                            Senior Executive Vice President &
                                            Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                       Title                      Date
         ---------                       -----                      ----

/s/ John G. Turner               Trustee and Chairman          December 15, 2000
------------------------------
John G. Turner


/s/ Robert W. Stallings          Trustee and President         December 15, 2000
------------------------------   (Chief Executive Officer)
Robert W. Stallings*


/s/ Al Burton                    Trustee                       December 15, 2000
------------------------------
Al Burton*


/s/ Paul S. Doherty              Trustee                       December 15, 2000
------------------------------
Paul S. Doherty*


/s/ Robert B. Goode              Trustee                       December 15, 2000
------------------------------
Robert B. Goode*


/s/ Alan L. Gosule               Trustee                       December 15, 2000
------------------------------
Alan L. Gosule*


/s/ Walter H. May                Trustee                       December 15, 2000
------------------------------
Walter H. May


/s/ Jock Patton                  Trustee                       December 15, 2000
------------------------------
Jock Patton*

/s/ David W.C. Putnam            Trustee                       December 15, 2000
------------------------------
David W.C. Putnam


/s/ John R. Smith                Trustee                       December 15, 2000
------------------------------
John R. Smith*


/s/ David W. Wallace             Trustee                       December 15, 2000
------------------------------
David W. Wallace


/s/ Michael J. Roland            Senior Vice President         December 15, 2000
------------------------------   and Principal Financial
Michael J. Roland*               Officer


*  By: /s/ James M. Hennessy
       -------------------------------
       James M. Hennessy
       Attorney-in-Fact**

** Executed pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY


KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-14 applicable to Pilgrim Mutual Funds and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: November 10, 2000


/s/ John G. Turner                      /s/ Alan L. Gosule
-----------------------------------     ----------------------------------------
John G. Turner                          Alan L. Gosule


/s/ Robert W. Stallings                 /s/ Walter H. May
-----------------------------------     ----------------------------------------
Robert W. Stallings                     Walter H. May


/s/ Al Burton                           /s/ Jock Patton
-----------------------------------     ----------------------------------------
Al Burton                               Jock Patton


/s/ Paul S. Doherty                     /s/ David W.C. Putnam
-----------------------------------     ----------------------------------------
Paul S. Doherty                         David W.C. Putnam


/s/ Robert B. Goode, Jr.                /s/ John R. Smith
-----------------------------------     ----------------------------------------
Robert B. Goode, Jr.                    John R. Smith


/s/ David W. Wallace
-----------------------------------
David W. Wallace

                                POWER OF ATTORNEY


KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-14 applicable to the Pilgrim Mutual Funds and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.


Dated: November 14, 2000                /s/ Michael J. Roland
                                        ----------------------------------------
                                        Michael J. Roland

                                  EXHIBIT INDEX

(4)(A) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds on behalf of Pilgrim LargeCap Growth Fund, and ING Funds Trust on behalf of ING Large Cap Growth Fund.

(4)(B) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds on behalf of Pilgrim LargeCap Growth Fund, and ING Funds Trust on behalf of ING Focus Fund.

(11) Form of Opinion and Consent of Counsel

(12) Form of Opinions and Consents of Counsel supporting tax matters and consequences

(14) Consents of Independent Auditors

                                 ING FOCUS FUND
                          (a series of ING Funds Trust)

        PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON ________ ___, 2001
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoint(s) [__________________] and [_______________] or any one or more of them, proxies, with full power of substitution, to vote all shares of the ING Focus Fund (the "Fund") a series of ING Funds Trust, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Funds to be held at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 on ________ ___, 2001 at ______ a.m., local time, and at any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Class A, Class B and Class C shares of ING Focus Fund by Pilgrim LargeCap Growth Fund in exchange for Class A, Class B, and Class C shares of beneficial interest of Pilgrim LargeCap Growth Fund, respectively, and the assumption by Pilgrim LargeCap Growth Fund of all of the liabilities of ING Focus Fund.

          For [ ]             Against [ ]              Abstain [ ]

This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.


-----------------------------           --------------
Signature                               Date


-----------------------------           --------------
Signature (if held jointly)             Date

                            ING LARGE CAP GROWTH FUND
                          (a series of ING Funds Trust)

        PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON ________ ___, 2001
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoint(s) [__________________] and [_______________] or any one or more of them, proxies, with full power of substitution, to vote all shares of the ING Large Cap Growth Fund (the "Fund") a series of ING Funds Trust, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Funds to be held at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 on ________ ___, 2001 at ______ a.m., local time, and at any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Class A, Class B, Class C and Class I shares of ING Large Cap Growth Fund by Pilgrim LargeCap Growth Fund in exchange for Class A, Class B, Class C, and Class Q shares of beneficial interest of Pilgrim LargeCap Growth Fund, respectively, and the assumption by Pilgrim LargeCap Growth Fund of all of the liabilities of ING Large Cap Growth Fund.

          For [ ]             Against [ ]              Abstain [ ]

This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.


-----------------------------           --------------
Signature                               Date


-----------------------------           --------------
Signature (if held jointly)             Date